1933 Act File No. 33-44737
                                   1940 Act File No. 811-6511

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.    10    .........        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

   Amendment No.   11    .........................        X

                              FIRST PRIORITY FUNDS

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                          John W. McGonigle, Esquire,
                           Federated Investors Tower,
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X   on January 31, 1996 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X   filed the Notice required by that Rule on January 16, 1996; or
    intends to file the Notice required by that Rule on or about             ;
                                                                 ------------
   or
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.




                             CROSS-REFERENCE SHEET

     This Amendment to the Registration Statement of FIRST PRIORITY FUNDS, which is comprised of six portfolios: (1) First Priority Equity Fund; (2) First Priority Fixed Income Fund; (3) First Priority Limited Maturity Government Fund;
(4) First Priority Treasury Money Market Fund, (a) Trust Shares and
(b) Investment Shares; (5) First Priority Equity Income Fund; and (6) First Priority Balanced Fund, is comprised of the following:


PART A.INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404 (c) Cross Reference)

Item 1. Cover Page ................(1-6) Cover Page.

Item 2. Synopsis ..................(1-6) Summary of Fund Expenses.

Item 3. Condensed Financial
         Information. .............(1-6) Financial Highlights.

Item 4. General Description
         of Registrant ............(1-6) Synopsis; Objective of Each Fund;
                                   Portfolio Investments and Strategies.

Item 5. Management of the Fund ....(1-6) First Priority Funds Information; (1-
                                   6) Management of the First Priority Funds;
                                   Distribution of Fund Shares;  Administration
                                   of the Funds; Brokerage Transactions.
Item 6. Capital Stock and
        Other Securities ..........(1-6) Dividends and Capital Gains;
                                   Dividends;  Capital Gains;  Shareholder
                                   Information; Voting Rights; Effect of
                                   Banking Laws; Tax Information; Federal
                                   Income Tax.


Item 7. Purchase of Securities
         Being Offered ............(1-6) Net Asset Value; Investing in the
                                   Funds;  Minimum Investment Required;  What
                                   Shares Cost;  Share Purchases; Purchases at
                                   Net Asset Value; Conversion to Federal
                                   Funds; Dealer Concessions; Reducing the
                                   Sales Charge; Systematic Investment Plan;
                                   Shareholder Accounts.

Item 8. Redemption or Repurchase ..(1-6) Exchange Privilege Redeeming Shares;
                                   By Telephone; By Mail; Systematic Withdrawal
                                   Plan; Accounts with Low Balances.

Item 9. Pending Legal Proceedings .None.




PART B.   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10............................Cover Page     (1-6) Cover Page.

Item 11............................Table of Contents   (1-6) Table of Contents

Item 12............................General Information
         and History ..............(1-6) General Information about the Trust.

Item 13............................Investment Objectives and
         Policies .................(1-6) Investment Objective and Policies of
                                   the Funds;

Item 14............................Management of the Fund   (1-6) First
                                   Priority Funds Management.
Item 15............................Control Persons and Principal
         Holders of Securities ....Not Applicable.

Item 16............................Investment Advisory and Other
         Services .................(1-6) Investment Advisory Services; Fund
                                   Administrative;  Custodian; Transfer Agent,
                                   Dividend Disbursing Agent, and Portfolio
                                   Accounting Services; Independent Auditors.

Item 17............................Brokerage Allocation     (1-6) Brokerage
                                   Transactions.

Item 18............................Capital Stock and Other
         Securities ...............(1-6) Not Applicable.

Item 19............................Purchase, Redemption and Pricing
         of Securities being Offered    (1-6) Purchasing Shares; Determining
                                   Net Asset Value;  Redeeming Shares; Exchange
                                   Privilege.

Item 20............................Tax Status     (1-6) Tax Status.

Item 21............................Underwriters   (1-6) Distribution Plan.

Item 22............................Calculation of Performance
         Data .....................(1-6) Total Return; Effective Yield; Yield;
                                   Performance Comparisons.

Item 23............................Financial Statements     (1-6) Incorporated
                                   by reference to Annual Report of Registrant dated November 30, 1995, filed January 25, 1996.(File Nos. 33-44737 and 811-6511).

                                FIRST PRIORITY
                               FAMILY OF FUNDS

                                   COMBINED
                                  PROSPECTUS

                            DATED JANUARY 31, 1996

             Diversified Portfolios of the First Priority Funds,
                  an Open-End, Management Investment Company




                              COMBINED PROSPECTUS

--------------------------------------------------------------------------------

                         FIRST PRIORITY FAMILY OF FUNDS
--------------------------------------------------------------------------------

First Priority Funds (the "Trust"), an open-end management investment company (a mutual fund), offers investors interests in the following six investment portfolios (collectively referred to as the "Funds" and individually as the "Fund"), each having a distinct investment objective and policies:

       First Priority Treasury Money Market Fund
        Trust Shares
        Investment Shares

       First Priority Limited Maturity Government Fund
       First Priority Fixed Income Fund


       First Priority Balanced Fund


       First Priority Value Fund


       First Priority Growth Fund


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIRST ALABAMA BANK OR ANY REGIONS BANK, ARE NOT ENDORSED OR GUARANTEED BY FIRST ALABAMA BANK OR ANY REGIONS BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THE TREASURY MONEY MARKET FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, BUT THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This Prospectus contains the information you should read and know before you invest in any of the Funds of the Trust. Keep this Prospectus for future reference.


Additional information about the Trust is contained in the Trust's Statement of Additional Information dated January 31, 1996 ("SAI"), which has also been filed with the Securities and Exchange Commission. The information contained in the SAI is incorporated by reference into this Prospectus. You may request a copy of the SAI free of charge, obtain other information, or make inquiries about any of these Funds by writing to the Trust or by calling 1-800-433-2829.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated January 31, 1996



TABLE OF CONTENTS
--------------------------------------------------------------------------------

SYNOPSIS                                                                       1
------------------------------------------------------
SUMMARY OF FUND EXPENSES                                                       3
------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                           6
------------------------------------------------------
OBJECTIVE OF EACH FUND                                                        10
------------------------------------------------------
  Treasury Money Market Fund                                                  10
    Investment Objective and Policies                                         10
    Acceptable Investments                                                    10
    Investment Limitations                                                    10
  Limited Maturity Government Fund                                            10
    Investment Objective and Policies                                         10
    Acceptable Investments                                                    11
    Investment Limitations                                                    11
  Fixed Income Fund                                                           11
    Investment Objective and Policies                                         11
    Acceptable Investments                                                    11
    Investment Limitations                                                    12

  Balanced Fund                                                               12

    Investment Objective and Policies                                         12
    Acceptable Investments                                                    12

      Common and Preferred Stocks                                             12


      Debt Securities                                                         13

    Investment Limitations                                                    13
  Value Fund                                                                  13
    Investment Objective and Policies                                         13
    Acceptable Investments                                                    13
      Common and Preferred Stocks                                             14
    Investment Limitations                                                    14

  Growth Fund                                                                 14

    Investment Objective and Policies                                         14
    Acceptable Investments                                                    15

      Common Stocks                                                           15


    Other Corporate Securities                                                15

    Investment Limitations                                                    15
PORTFOLIO INVESTMENTS AND STRATEGIES                                          15
------------------------------------------------------
  Debt Securities--Ratings and Investment
    Considerations                                                            15
  Asset-Backed Securities                                                     16
    Non-Mortgage Related Asset-Backed Securities                              16
    Mortgage Related Asset-Backed Securities                                  16
    Adjustable Rated Mortgage Securities ("ARMS")                             16
    Collateralized Mortgage Obligations ("CMOs")                              17
    Real Estate Mortgage Investment
      Conduits ("REMICs")                                                     17
      Considerations for Mortgage-Backed
        and Asset-Backed Securities                                           18
  Stripped Bonds                                                              18
  U.S. Government Securities                                                  19
  Bank Instruments                                                            19
  Equity Investment Considerations                                            19
  Securities of Foreign Issuers                                               20
  Convertible Securities                                                      20
    Zero Coupon Convertible Securities                                        21
  Put and Call Options                                                        22
  Futures and Options on Futures Risks                                        23

    Risks                                                                     24

  Investing in Securities of New Issuers                                      24
  Investing in Securities of Other Investment
    Companies                                                                 24
  Derivative Contracts and Securities                                         24
  When-Issued and Delayed Delivery Transactions                               25
  Lending of Portfolio Securities                                             25
  Repurchase Agreements                                                       25
  Temporary Investments                                                       26
  Borrowing Money                                                             26
  Diversification                                                             26
  Restricted and Illiquid Securities                                          26
FIRST PRIORITY FUNDS INFORMATION                                              27
------------------------------------------------------
  Management of First Priority Funds                                          27
    Board of Trustees                                                         27
    Investment Adviser                                                        27
      Advisory Fees                                                           27
      Adviser's Background                                                    27
  Distribution of Fund Shares                                                 30
    Distribution Plan                                                         30
  Administration of the Funds                                                 31
    Administrative Services                                                   31
BROKERAGE TRANSACTIONS                                                        32
------------------------------------------------------
NET ASSET VALUE                                                               32
------------------------------------------------------
INVESTING IN THE FUNDS                                                        33
------------------------------------------------------
  Minimum Investment Required                                                 33
  What Shares Cost                                                            33
    Purchases at Net Asset Value                                              34
    Dealer Concessions                                                        34
    Other Payments to Financial Institutions                                  34
    Share Purchases                                                           35
  Conversion to Federal Funds                                                 35
  Reducing the Sales Charge                                                   35
    Quantity Discounts and Accumulated Purchases                              35
    Letter of Intent                                                          36
    Reinvestment Privilege                                                    36
    Purchases with Proceeds from Redemptions
      of Unaffiliated Mutual Fund Shares                                      36
  Systematic Investment Plan                                                  36
  Exchanging Securities for Fund Shares                                       37
  Shareholder Accounts                                                        37
  Dividends and Capital Gains                                                 37
EXCHANGE PRIVILEGE                                                            37
------------------------------------------------------
REDEEMING SHARES                                                              38
------------------------------------------------------
  By Telephone                                                                39
  By Mail                                                                     39
    Signatures                                                                39
    Receiving Payment                                                         40

    Checkwriting                                                              40

  Systematic Withdrawal Plan                                                  40
  Accounts with Low Balances                                                  40
SHAREHOLDER INFORMATION                                                       40
------------------------------------------------------
  Voting Rights                                                               40
EFFECT OF BANKING LAWS                                                        41
------------------------------------------------------
TAX INFORMATION                                                               41
------------------------------------------------------
  Federal Income Tax                                                          41
PERFORMANCE INFORMATION                                                       42
------------------------------------------------------
ADDRESSES                                                                     43
------------------------------------------------------


SYNOPSIS
--------------------------------------------------------------------------------

First Priority Funds was established as a Massachusetts business trust under a Declaration of Trust dated October 15, 1991.

The Declaration of Trust permits First Priority Funds to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares of beneficial interest in any one portfolio may be offered in separate classes.

As of the date of this prospectus, shares are offered in the following six
Funds:

       FIRST PRIORITY TREASURY MONEY MARKET FUND (TRUST SHARES AND INVESTMENT SHARES) ("TREASURY MONEY MARKET FUND")--seeks to provide current income consistent with stability of principal and liquidity by investing primarily in a diversified portfolio limited to short-term U.S. Treasury obligations;

       FIRST PRIORITY LIMITED MATURITY GOVERNMENT FUND ("LIMITED MATURITY GOVERNMENT FUND")-- seeks to provide current income by investing in a diversified portfolio consisting primarily of securities which are guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities;

       FIRST PRIORITY FIXED INCOME FUND ("FIXED INCOME FUND")--seeks to achieve current income with a secondary objective of capital appreciation by investing primarily in a broad range of high grade debt securities;


       FIRST PRIORITY BALANCED FUND ("BALANCED FUND")--seeks to provide total return through capital appreciation, dividends, and interest by investing primarily in a diversified portfolio of common stocks, preferred stocks, fixed-income senior securities, and convertible securities.



       FIRST PRIORITY VALUE FUND ("VALUE FUND" FORMERLY FIRST PRIORITY EQUITY INCOME FUND)--seeks to provide income and growth of capital by investing primarily in a diversified portfolio of income-producing equity securities, including convertible securities; and



       FIRST PRIORITY GROWTH FUND ("GROWTH FUND" FORMERLY FIRST PRIORITY EQUITY
       FUND)--seeks to provide growth of capital and income by investing principally in a diversified portfolio of common stocks of companies with market capitalization of at least $250 million;



The new names more accurately reflect the management styles of the Growth Fund and the Value Fund.


Each Fund is designed for institutions and individuals as a convenient means of accumulating an interest in a professionally managed portfolio. A minimum initial investment of $1,000 generally is required for each of the Funds; a $25,000 minimum initial investment is required for Trust Shares of Treasury Money Market Fund. First Alabama Bank ("Adviser") is the investment adviser to the Funds.

Treasury Money Market Fund attempts to stabilize the value of its shares at $1.00, and shares are sold and redeemed at that price. Shares of the other Funds are sold at net asset value plus an applicable sales charge (except as otherwise noted in this prospectus) and redeemed at net asset value, which will fluctuate.


RISK FACTORS. Investors should be aware of the following general considerations. The market value of fixed-income securities, which constitute a major part of the investments of several Funds, may vary inversely in response to changes in prevailing interest rates. The market value of the equity securities in which some of the Funds invest will also fluctuate, and the possibility exists that the value of common stocks could decline over short or even extended periods of time. The Value Fund and the Balanced Fund each may invest significantly in convertible securities that are rated below investment grade and thus may carry additional risks. The foreign securities in which several Funds may invest may be subject to certain risks in addition to those inherent in domestic investments. One or more Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities and entering into futures contracts and related options as hedges. These risks and those associated with investing in mortgage-backed securities, when-issued securities, options and variable rate securities are described under "Objective of Each Fund" and "Portfolio Investments and Strategies," and the SAI.



SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                                  SHAREHOLDER TRANSACTION EXPENSES
                                                                                    TREASURY MONEY            LIMITED
                                                                                     MARKET FUND             MATURITY
                                                                                 TRUST      INVESTMENT      GOVERNMENT
                                                                                SHARES        SHARES           FUND
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price).......................................        None          None            3.50%
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).......................................        None          None            None
Contingent Deferred Sales Charge (as a percentage of original purchase price
  or redemption proceeds, as applicable)....................................        None          None            None
Redemption Fees (as a percentage of amount redeemed,
  if applicable)............................................................        None          None            None
Exchange Fee................................................................        None          None            None


                                                   ANNUAL FUND OPERATING EXPENSES
                                              (AS A PERCENTAGE OF AVERAGE NET ASSETS)*

Management Fee (after waiver)...............................................        0.25%(1)        0.25%(1)         0.70%
12b-1 Fee (2)...............................................................        None          0.40%           0.00%
Total Other Expenses........................................................        0.32%         0.32%           0.38%
        Total Annual Fund Operating Expenses................................        0.57%(3)        0.97%(3)         1.08%

                                              SHAREHOLDER TRANSACTION EXPENSES
                                                                              FIXED
                                                                             INCOME       GROWTH        VALUE      BALANCED
                                                                              FUND         FUND         FUND         FUND
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)....................................        4.75%        4.75%        4.75%        4.75%
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)....................................        None         None         None         None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)...........................        None         None         None         None
Redemption Fees (as a percentage of amount redeemed, if applicable)......        None         None         None         None
Exchange Fee.............................................................        None         None         None         None


                                               ANNUAL FUND OPERATING EXPENSES
                                          (AS A PERCENTAGE OF AVERAGE NET ASSETS)*

Management Fee (after waiver)............................................        0.75%        0.80%        0.80%        0.80%
12b-1 Fee (2)............................................................        0.00%        0.00%        0.00%        0.00%
Total Other Expenses.....................................................        0.27%        0.27%        0.46%        0.41%
    Total Annual Fund Operating Expenses.................................        1.02%        1.07%        1.26%        1.21%




(1) The management fee has been reduced to reflect the voluntary waiver of all or of a portion of the management fee. The adviser may terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50% for the Treasury Money Market Fund--Trust Shares and Investment Shares.



(2) The Limited Maturity Government Fund, Fixed Income Fund, Growth Fund, Value Fund, and Balanced Fund have no intention of paying or accruing 12b-1 fees during the fiscal year ending November 30, 1996. If these Funds were paying or accruing 12b-1 fees, the Limited Maturity Government Fund would be able to pay up to 0.25% of its daily net assets, and the Fixed Income Fund, the Growth Fund, the Value Fund, and the Balanced Fund would be able to pay up to 0.30% of their daily net assets for 12b-1 fees.



(3) Absent the voluntary waiver as described in footnote number one above, the Annual Fund Operating Expenses would be 0.82% for the Treasury Money Market Fund--Trust Shares and 1.22% for the Treasury Money Market Fund--Investment Shares.


 * The Annual Fund Operating Expenses for the fiscal year ended November 30, 1995 were: 0.33% for the Treasury Money Market Fund--Trust Shares; 0.73% for the Treasury Market Fund--Investment Shares; 0.61% for the Limited Maturity Government Fund; 1.02% for the Fixed Income Fund; 1.03% for the Growth Fund; 0.69% for the Value Fund; and 0.61% for the Balanced Fund. The Annual Fund Operating Expenses in the table above reflect an anticipated reduction in the voluntary waiver of the management fee for the fiscal year ending November 30, 1996. During the course of this period expenses may be more or less than the average amounts shown.


    THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER IN THE FUNDS WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FIRST PRIORITY FUNDS INFORMATION", "INVESTING IN THE FUNDS", AND THE SAI.

    LONG-TERM INVESTORS IN INVESTMENT SHARES OF THE TREASURY MONEY MARKET FUND MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. ("NASD"). HOWEVER, IN ORDER FOR A FUND INVESTOR TO EXCEED THE NASD'S MAXIMUM FRONT-END SALES CHARGE OF 6.25%, A CONTINUOUS INVESTMENT IN THE FUND FOR 42 YEARS WOULD BE REQUIRED.

EXAMPLE                                                                         1 YEAR       3 YEARS      5 YEARS     10 YEARS
You would pay the following expenses on a $1,000 investment assuming: (1) 5%
annual return; (2) redemption at the end of each time period; and (3)
payment of a maximum sales load of 3.50% or 4.75%, if applicable. The Funds charge no redemption fees.

  Treasury Money Market Fund--Trust Shares..................................   $       6    $      18    $      32    $      71
  Treasury Money Market Fund--Investment Shares.............................   $      10    $      31    $      54    $     119
  Limited Maturity Government Fund..........................................   $      46    $      68    $      92    $     162
  Fixed Income Fund.........................................................   $      57    $      78    $     101    $     166
  Growth Fund...............................................................   $      58    $      80    $     103    $     170
  Value Fund................................................................   $      60    $      85    $     113    $     191
  Balanced Fund.............................................................   $      59    $      84    $     110    $     185


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.





                     [THIS PAGE INTENTIONALLY LEFT BLANK]




FIRST PRIORITY FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Deloitte & Touche LLP, the Trust's independent auditors. Their report dated January 12, 1996 on the Trust's Financial Statements for the year ended November 30, 1995 is included in the Combined Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's Financial Statements and notes thereto, which may be obtained free of charge from the Trust.

                                                    NET REALIZED                                  DISTRIBUTIONS
                                                         AND                     DISTRIBUTIONS   TO SHAREHOLDERS   DISTRIBUTIONS
                         NET ASSET                   UNREALIZED                 TO SHAREHOLDERS     FROM NET      TO SHAREHOLDERS
                          VALUE,          NET        GAIN/(LOSS)   TOTAL FROM      FROM NET       REALIZED GAIN    IN EXCESS OF
                         BEGINNING    INVESTMENT         ON        INVESTMENT     INVESTMENT      ON INVESTMENT   NET INVESTMENT
YEAR ENDED NOVEMBER 30,  OF PERIOD      INCOME       INVESTMENTS   OPERATIONS       INCOME        TRANSACTIONS        INCOME
---------------------------------------------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND--
TRUST SHARES
1992(a)                       1.00          0.02        --               0.02          (0.02)          --               --
1993                          1.00          0.03        --               0.03          (0.03)          --               --
1994                          1.00          0.04        --               0.04          (0.04)          --               --
1995                          1.00          0.05        --               0.05          (0.05)          --               --

TREASURY MONEY MARKET FUND--
INVESTMENT SHARES
1992(a)                       1.00          0.01        --               0.01          (0.01)         --               --
1993                          1.00          0.02        --               0.02          (0.02)         --               --
1994                          1.00          0.03        --               0.03          (0.03)         --               --
1995                          1.00          0.04        --               0.04          (0.04)         --               --

LIMITED MATURITY GOVERNMENT FUND
1994(b)                      10.00          0.42      (0.40)             0.02          (0.42)          --              --
1995                          9.60          0.51       0.44              0.95          (0.51)          --              --

FIXED INCOME FUND--
TRUST SHARES
1992(c)                       9.90          0.38       0.37              0.75          (0.38)          --              --
1993                         10.27          0.51       0.50              1.01          (0.51)        (0.10)            --
1994                         10.67          0.54      (1.01)            (0.47 )        (0.53)        (0.20)         (0.01)(h)
1995(d)                       9.46          0.09       0.11              0.20          (0.09)          --              --

FIXED INCOME FUND--
INVESTMENT SHARES
1992(c)                       9.90          0.37       0.37              0.74          (0.37)          --              --
1993                         10.27          0.48       0.50              0.98          (0.48)        (0.10)            --
1994                         10.67          0.51      (1.01)            (0.50)         (0.50)        (0.20)         (0.01)(h)
1995                          9.46          0.52       0.90              1.42          (0.54)          --              --


 (a) Reflects operations for the period from April 14, 1992 (date of initial public investment) to November 30, 1992.

 (b) Reflects operations for the period from December 12, 1993 (date of initial public investment) to November 30, 1994.

 (c) Reflects operations for the period from April 20, 1992 (date of initial public investment) to November 30, 1992.

(d) Reflects operations for the two month period ended January 31, 1995. Prior to February 1, 1995, Fixed Income Fund and Equity Fund were offered in two classes of shares: Trust Shares and Investment Shares. On February 1, 1995, all outstanding Trust Shares of Fixed Income Fund and Equity Fund were converted to Investment Shares and these Funds no longer offer Trust Shares.


 (e) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.


 (f) Computed on an annualized basis.


 (g) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(h) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.


Further information about the Funds' performance is contained in the Trust's Combined Annual Report dated November 30, 1995, which can be obtained free of charge.

                                               RATIOS TO AVERAGE NET ASSETS           NET ASSETS,
                    NET ASSET                                 NET                        END OF
      TOTAL         VALUE, END     TOTAL                  INVESTMENT        EXPENSE   PERIOD (000    PORTFOLIO
  DISTRIBUTIONS     OF PERIOD    RETURN (E)   EXPENSES      INCOME         WAIVER (G)   OMITTED)    TURNOVER RATE
--------------------------------------------------------------------------------------------------------------
      (0.02)            1.00      2.06%        0.29%(f)      3.20%(f)       0.53%(f)   $ 86,616         --
      (0.03)            1.00      2.75%        0.38%         2.72%          0.46%      $ 88,510         --
      (0.04)            1.00      3.59%        0.32%         3.49%          0.50%      $ 91,008         --
      (0.05)            1.00      5.48%        0.33%         5.35%          0.50%      $109,368         --

      (0.01)            1.00      1.83%        0.74%(f)      2.58%(f)       0.53%(f)  $ 23,578          --
      (0.02)            1.00      2.34%        0.78%         2.33%          0.46%     $ 23,795          --
      (0.03)            1.00      3.18%        0.72%         3.09%          0.50%     $ 16,571          --
      (0.04)            1.00      5.06%        0.73%         4.98%          0.50%     $ 28,930          --

      (0.42)            9.60      0.19%        0.38%(f)      4.45%(f)       0.70%(f)  $ 48,526           3%
      (0.51)           10.04     10.12%        0.61%         5.26%          0.49%     $ 63,078          26%

      (0.38)           10.27      7.66%        0.77%(f)      6.02%(f)       0.29%(f)  $  96,354         44%
      (0.61)           10.67     10.14%        0.84%         4.80%          0.25%     $169,881          83%
      (0.74)            9.46     (4.55%)       0.79%         5.44%          0.25%     $153,289          24%
      (0.09)            9.57      2.11%        0.82%(f)      5.79%(f)       0.25%(f)     --             --

      (0.37)           10.27      7.48%        1.07%(f)      5.33%(f)       0.29%(f)  $  5,457          44%
      (0.58)           10.67      9.81%        1.14%         4.40%          0.25%     $ 12,519          83%
      (0.71)            9.46     (4.83%)       1.09%         5.14%          0.25%     $  9,645          24%
      (0.54)           10.34     15.37%        1.02%         5.25%           --       $160,286          45%



FIRST PRIORITY FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


The following table has been audited by Deloitte & Touche LLP, the Trust's independent auditors. Their report dated January 12, 1996 on the Trust's Financial Statements for the year ended November 30, 1995 is included in the Combined Annual Report, which is incorporated by reference. This table should be read in conjunction with the Trust's Financial Statements and notes thereto, which may be obtained free of charge from the Trust.

                                                    NET REALIZED                                  DISTRIBUTIONS
                                                         AND                     DISTRIBUTIONS   TO SHAREHOLDERS
                           NET ASSET                   UNREALIZED                 TO SHAREHOLDERS     FROM NET
                            VALUE,          NET        GAIN/(LOSS)   TOTAL FROM      FROM NET       REALIZED GAIN
                           BEGINNING    INVESTMENT         ON        INVESTMENT     INVESTMENT      ON INVESTMENT
YEAR ENDED NOVEMBER 30,    OF PERIOD      INCOME       INVESTMENTS   OPERATIONS       INCOME        TRANSACTIONS
----------------------------------------------------------------------------------------------------------------
GROWTH FUND--
TRUST SHARES
1992(a)                       9.86          0.14           0.77          0.91          (0.11)            --
1993                         10.66          0.18          (0.03)         0.15          (0.18)           (0.12)
1994                         10.51          0.25          (0.10)         0.15          (0.23)           (0.07)
1995(b)                      10.36          0.08           0.02          0.10          (0.08)           (0.33)

GROWTH FUND--
INVESTMENT SHARES
1992(a)                       9.86          0.10           0.79          0.89          (0.09)            --
1993                         10.66          0.16          (0.04)         0.12          (0.15)           (0.12)
1994                         10.51          0.21          (0.09)         0.12          (0.20)           (0.07)
1995                         10.36          0.18           2.10          2.28          (0.21)           (0.33)

VALUE FUND
1995(c)                      10.00          0.40           1.98          2.38          (0.34)             --

BALANCED FUND
1995(c)                      10.00          0.44           1.38          1.82          (0.36)          --



 (a) Reflects operations for the period from April 20, 1992 (date of initial public investment) to November 30, 1992.


 (b) Reflects operations for the two month period ended January 31, 1995. Prior to February 1, 1995, Fixed Income Fund and Equity Fund were offered in two classes of shares: Trust Shares and Investment Shares. On February 1, 1995, all outstanding Trust Shares of Fixed Income Fund and Equity Fund were converted to Investment Shares and these Funds no longer offer Trust Shares.


 (c) Reflects operations for the period from December 19, 1994 (date of initial public investment) to November 30, 1995.


(d) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.


 (e) Computed on an annualized basis.


 (f) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Funds' performance is contained in the Trust's Combined Annual Report dated November 30, 1995, which can be obtained free of charge.

                                               RATIOS TO AVERAGE NET ASSETS            NET ASSETS,
                 NET ASSET                                   NET                          END OF
     TOTAL       VALUE, END      TOTAL                    INVESTMENT        EXPENSE     PERIOD (000    PORTFOLIO
 DISTRIBUTIONS   OF PERIOD     RETURN (D)    EXPENSES        INCOME        WAIVER (F)     OMITTED)    TURNOVER RATE
--------------------------------------------------------------------------------------------------------------------
      (0.11)        10.66         9.28%        0.76%(e)      2.28%(e)       0.35%(e)    $102,822           30%
      (0.30)        10.51         1.43%        0.84%         1.85%          0.30%       $154,185           74%
      (0.30)        10.36         1.42%        0.79%         2.32%          0.30%       $143,876           66%
      (0.41)        10.05         1.00%        0.83%(e)      2.76%(e)       0.30%(e)       --              --

      (0.09)        10.66         9.14%        1.07%(e)      1.85%(e)       0.35%(e)    $  3,132           30%
      (0.27)        10.51         1.13%        1.14%         1.59%          0.30%       $  7,004           74%
      (0.27)        10.36         1.11%        1.09%         2.02%          0.30%       $  6,131           66%
      (0.54)        12.10        23.01%        1.03%         1.61%          0.05%       $154,297          110%

      (0.34)        12.04        24.14%        0.69%(e)      3.93%(e)       0.55%(e)    $ 45,424           76%

      (0.36)        11.46        18.50%        0.61%(e)      4.34%(e)       0.56%(e)    $ 51,197           49%



OBJECTIVE OF EACH FUND
--------------------------------------------------------------------------------

The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

Unless indicated otherwise, the investment policies of a Fund may be changed by the Board of Trustees ("Trustees") without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about acceptable investments, investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below appears in the "Portfolio Investments and Strategies" section of this prospectus and in the SAI.

TREASURY MONEY MARKET FUND

INVESTMENT OBJECTIVE AND POLICIES. The investment objective of Treasury Money Market Fund is to provide current income consistent with stability of principal and liquidity. The Fund attempts to achieve its investment objective by investing primarily in a portfolio of short-term U.S. Treasury Obligations which are issued by the U.S. government and are fully guaranteed as to payment of principal and interest by the United States.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in U.S. Treasury obligations maturing in thirteen months or less. The average maturity of the U.S. Treasury obligations in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

The Fund will primarily limit its investments to U.S. Treasury obligations, the interest on which is exempt from personal income tax in the various states if owned directly. The Fund may also invest in securities of other investment companies and engage in when-issued and delayed delivery transactions. See "Portfolio Investments and Strategies."

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," and "Restricted and Illiquid Securities," and in the SAI.

LIMITED MATURITY GOVERNMENT FUND

INVESTMENT OBJECTIVE AND POLICIES. The investment objective of Limited Maturity Government Fund is to achieve current income. The Fund pursues its investment objective by investing primarily in securities which are guaranteed as to payment of principal and interest by the U.S. government or U.S. government agencies or instrumentalities. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in U.S. government securities. The Fund may also invest in other types of securities, as noted below. As stated in the Fund's name, the Fund has a policy of limiting its dollar-weighted average portfolio maturity. Specifically, the Fund intends to maintain a dollar-weighted average portfolio maturity between two and five years, although the Fund may purchase individual securities with longer maturities.

The net asset value of the Fund is expected to fluctuate with changes in interest rates and bond market conditions. However, due to the limitation on the Fund's average maturity, this fluctuation should be more moderate than that of a mutual fund with a longer average portfolio maturity. The Adviser will attempt to minimize principal fluctuation through, among other things, diversification, careful credit analysis and security selection, and adjustments of the Fund's average portfolio maturity.


ACCEPTABLE INVESTMENTS. In addition to U.S. government securities, the permitted investments include, but are not limited to the following: corporate debt obligations, municipal debt obligations, asset-backed securities, mortgage-backed securities (including ARMS, CMOs, and REMICs) and bank instruments, all of which are described below under "Portfolio Investments and Strategies."


In addition, the Fund may engage in when-issued and delayed delivery transactions, and invest in repurchase agreements, restricted and illiquid securities, securities of other investment companies, securities of foreign issuers, and may lend portfolio securities on a short-term or long-term basis. See "Portfolio Investments and Strategies."

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," "Restricted and Illiquid Securities" and "Investing in Securities of New Issuers," and in the SAI.

FIXED INCOME FUND

INVESTMENT OBJECTIVE AND POLICIES. The investment objective of Fixed Income Fund is to achieve current income with a secondary objective of capital appreciation by investing in a broad range of high grade debt securities. Under normal circumstances, at least 65% of the value of the Fund's total assets will be invested in fixed-rate bonds and debentures. The Fund intends to maintain a dollar-weighted average portfolio maturity of between three and twelve years under normal market conditions.

ACCEPTABLE INVESTMENTS. The Fund will only invest its assets in securities which are rated at the time of purchase "A" or higher by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), or Fitch Investors Service, Inc. ("Fitch"), or which, if unrated, are deemed to be of comparable quality by the Fund's Adviser.


The Fund's debt securities may include fixed rate, adjustable rate or stripped bonds, debentures, notes, U.S. government securities, asset-backed (including various mortgage-related) securities, debt securities convertible into, or exchangeable for, preferred or common stock and municipal debt obligations.


The Fund may also invest in preferred stock and units, which are debt securities with stock or warrants to buy stock attached. In addition, the Fund may write covered call options and put options and may purchase call and put options. The Fund will not invest in securities judged to be speculative or of poor quality, but may invest in high grade securities as described herein.

The permitted investments include, but are not limited to:

       domestic issues of corporate debt obligations having floating or fixed rates of interest and rated at the time of purchase in one of the three highest categories by a nationally recognized statistical rating organization (a "NRSRO") (rated Aaa, Aa, or A by Moody's; AAA, AA, or A by S&P; or AAA, AA, or A by Fitch) or which, if unrated, are of comparable quality in the judgment of the Adviser;

       asset-backed securities, rated in one of the three highest categories by a NRSRO, or which are of comparable quality in the judgment of the Adviser;

       notes, bonds, and discount notes of the U.S. government or its agencies or instrumentalities;

       commercial paper which matures in 270 days or less that has received high quality ratings by at least two NRSROs. Such ratings would include:
       Prime-1 or Prime-2 by Moody's, A-1 or A-2 by S&P, or F-1 or F-2 by Fitch; and

       bank instruments.

In addition, the Fund may engage in when-issued and delayed delivery transactions, purchase put options on its portfolio securities as a hedge to attempt to protect those securities against decreases in value, write covered call options and put options on all or any portion of its portfolio to generate income, write call options and purchase put options on futures, invest in financial futures, restricted and illiquid securities, repurchase agreements, securities of other investment companies, and may lend portfolio securities on a short-term or long-term basis. See "Portfolio Investments and Strategies."

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Lending of Portfolio Securities," "Diversification," "Restricted and Illiquid Securities" and "Investing in Securities of New Issuers," and in the SAI.


BALANCED FUND



INVESTMENT OBJECTIVE AND POLICIES.  The investment objective of Balanced Fund is
                                   -
to provide total return through capital appreciation, dividends, and interest. The Fund pursues its investment objective by investing primarily in a professionally managed and diversified portfolio of common stocks, preferred stocks, fixed-income senior securities, convertible securities, and other investments as more fully described below. Under normal market conditions, the Fund will maintain at least 25% of its assets in fixed-income senior securities and at least 25% of its assets in common stocks. The remaining 50% may be invested in debt securities, common stocks, warrants, or other investments as described below under "Acceptable Investments" as determined by the Adviser based on the Adviser's assessment of the economy and the markets. The Adviser may shift between types of investments to attempt to maximize returns or reduce risk to the Fund.



ACCEPTABLE INVESTMENTS.  The Fund's acceptable investments are as follows:
                        -



     COMMON AND PREFERRED STOCKS.  The Fund will invest in common and preferred
                                  -
     stocks of companies selected by the Adviser on the basis of traditional research techniques and technical factors, including assessment of earnings, dividend yield and dividend growth prospects and of the risk and volatility of the company's industry. Other factors, such as product position or market share, will also be considered by the Adviser. Issuers of the common and preferred stocks purchased by the Fund will have a market capitalization of at least $250 million at the time of purchase, with the exception of common stocks acquired through conversion of a convertible security, to which no market capitalization threshold is applied.



     DEBT SECURITIES.  The Fund will only invest in debt securities which are
                      -
     rated "A" or better, at the time of purchase, by Moody's, S&P, or Fitch, or which, if unrated, are deemed to be of comparable quality by the Adviser.



     The Fund's debt securities may include fixed rate or adjustable rate bonds, debentures, notes, U.S. government securities, municipal debt obligations and asset-backed (including various mortgage-related) securities. The Fund may also invest in preferred stocks and units, which are debt securities with stock or warrants to buy stock attached.



     The permitted investments include, but are not limited to:


              domestic issuers of corporate debt obligations having floating or fixed rates of interest;


              asset-backed (including various mortgage-related) securities rated "A" or better by an NRSRO;


              notes, bonds, and discount notes of the U.S. government or its agencies or instrumentalities;


              commercial paper which matures in 270 days or less that has received high-quality ratings by at least two NRSROs (i.e., Prime-1 or Prime-2 by Moody's, A-1 or A-2 by S&P, or F-1 or F-2 by Fitch);


              bank instruments; and


              stripped bonds.



The Fund may engage in lending of portfolio securities and when-issued and delayed delivery transactions. In addition, the Fund may invest in securities of other investment companies, put and call options, financial futures and options on futures, securities of foreign issuers, and repurchase agreements. See "Portfolio Investments and Strategies."



INVESTMENT LIMITATIONS.  The Fund's investment limitations are discussed below
                        -
under "Borrowing Money," "Diversification," "Restricted and Illiquid Securities" and "Investing in Securities of New Issuers," and in the SAI.



VALUE FUND



INVESTMENT OBJECTIVE AND POLICIES.  The investment objective of Value Fund is to
                                   -
provide income and growth of capital. The Fund pursues its investment objective by investing primarily in a professionally managed, diversified portfolio of income-producing equity securities. Equity securities include common stocks, preferred stocks, warrants, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in common stocks, preferred stocks, and convertible securities will vary according to the Adviser's assessment of market and economic conditions and outlook, but income-producing equity securities will, under normal market conditions, comprise at least 65% of the Fund's assets.



ACCEPTABLE INVESTMENTS.  The Fund's investment approach is based on the
                        -
conviction that over the long term the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of major corporations.




     COMMON AND PREFERRED STOCKS.  The Value Fund invests in common and
                                  -
     preferred stocks in those sectors of the economy that the Adviser has identified as showing the best potential for investment given the current phase of the business cycle and the expected behavior of the economy. In selecting investments for the Fund, sector weighting takes precedence over individual security selection, and current and predicted valuation levels take precedence over earnings growth prospects. Research is done to identify those sectors of the economy which will likely underperform or outperform based on the current and expected behavior of the economy and valuation levels for industry groups or sectors. Companies selected are expected to have an increase in earnings or some other event to cause expected value to be realized. Stocks selected for investment will tend to have financial ratios (such as price-to-earnings and price-to-book values) below the broad market. Dividend yields will generally be high relative to the broader market.



     Common and preferred stocks at the time of purchase will be expected to pay income (dividends) and the issuing companies will have a market capitalization of at least $500 million, with the exception of common stocks acquired through the conversion of a convertible security, to which no market capitalization threshold is applied.



     As a general matter, the Adviser will look to invest in companies that exhibit some or all of the following factors: operate in understandable businesses; have recurring revenue streams (due to established customer bases); dominate or enjoy significant market share in their industry; have some ability to control the prices of their goods or services; have cash flow available for distribution to shareholders or to reduce corporate debt; have rising or stable operating margins; have good management; are expected to benefit from increased earnings; and enjoy growth in sales. When stocks are purchased, the Adviser will consider future expected value. As holdings approach these values they will be re-evaluated and sold unless there is justification to change the valuation level. The Adviser also considers these factors when making investment decisions for the Growth Fund, which is described below.


The Fund may also engage in lending of portfolio securities and when-issued and delayed delivery transactions. In addition, the Fund may invest in zero coupon convertible securities, corporate debt securities, financial futures and options on futures, temporary investments, put and call options (including market index options and writing straddles), securities of other investment companies, securities of foreign issuers, U.S. government securities, and repurchase agreements. See "Portfolio Investments and Strategies."

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," "Restricted and Illiquid Securities" and "Investing in Securities of New Issuers," and in the SAI.


GROWTH FUND



INVESTMENT OBJECTIVE AND POLICIES. The investment objective of Growth Fund is to provide growth of capital and income. The Fund pursues its investment objective by investing principally in a professionally managed and diversified portfolio of common stock of companies with market capitalization of at least $250 million. Under normal market conditions, the Fund intends to invest at least 65% of its assets in equity securities. As a general matter, the Fund expects these investments to generate income.

ACCEPTABLE INVESTMENTS. The Fund's investment approach is based on the conviction that over the long term the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of major corporations.


     COMMON STOCKS.  The Growth Fund invests in stocks in those sectors of the
                    -
     economy where it is expected that growth in earnings will cause the stocks to perform favorably. Research is done to identify those sectors that will exhibit favorable earnings growth given the current phase and expected behavior of the economy and business cycle. Future growth prospects take precedence over current valuation levels in the stock selection process, with an emphasis on sector weightings rather than individual stock selection. Stocks selected for investment will tend to have relatively large market capitalizations and exhibit financial ratios (including price-to-earnings, price-to-book values, return on assets values, and growth in earnings) greater than those of the general U.S. equity market, although their actual dividend yields may be below those of the broader market. Dividend yield will be used as a selection criteria for stocks held in the Growth Fund. As a general matter, the Adviser will look to invest in companies that exhibit the same factors discussed above with respect to the Value Fund.



OTHER CORPORATE SECURITIES.  The Fund may invest in preferred stocks,
                            -
convertible securities, notes rated "A" or better by Moody's, S&P, or Fitch, and warrants of these companies.



The Fund may also engage in lending of portfolio securities and when-issued and delayed delivery transactions. The Fund may purchase put options on its portfolio securities as a hedge to attempt to protect those securities against decreases in value. The Fund may also write covered call options on all or any portion of its portfolio to generate income. In addition, the Fund may also invest in U.S. government securities, financial futures and options on futures, temporary investments, securities of other investment companies, securities of foreign issuers, and repurchase agreements. See "Portfolio Investments and Strategies."



INVESTMENT LIMITATIONS.  The Fund's investment limitations are discussed below
                        -
under "Borrowing Money," "Lending of Portfolio Securities," "Diversification," "Investing in Securities of New Issuers," and "Restricted and Illiquid Securities," and in the SAI.

PORTFOLIO INVESTMENTS AND STRATEGIES
--------------------------------------------------------------------------------

DEBT SECURITIES--RATINGS AND INVESTMENT CONSIDERATIONS

Unless noted otherwise, the Funds will only invest in debt securities which are rated "A" or better, at the time of purchase, by a nationally recognized statistical rating organization ("NRSRO") (i.e., Moody's, S&P, or Fitch), or which, if unrated, are deemed to be of comparable quality by the Adviser. If a debt security's rating falls below "A" after a Fund has purchased it, the Fund is not required to drop the debt security from its portfolio, but will consider appropriate action. Debt securities may include fixed rate or adjustable rate bonds, debentures, and notes of U.S. or foreign corporations; U.S. government securities; and asset-backed (including various mortgage-related) securities. The prices of fixed-income securities fluctuate inversely to the direction of interest rates.

When the Adviser selects debt securities for a Fund, it will consider the ratings of a NRSRO assigned to various debt securities. In making its investment decisions, the Adviser will also consider many factors other than current yield, including the preservation of capital, the potential for realizing capital appreciation, maturity, and yield to maturity. The Adviser will adjust investments in particular securities or in types of debt securities in response to its appraisal of changing economic conditions and trends. The Funds may sell one security and purchase another security of comparable quality and maturity to take advantage of what the Adviser believes to be short-term differentials in market values or yield disparities.

ASSET-BACKED SECURITIES

Asset-backed securities are created by the grouping of certain governmental, government-related and private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. These securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Asset-backed securities, however, provide periodic payments which generally consist of both interest and principal payments. The estimated life of an asset-backed security and the average maturity of a portfolio including such assets vary with the prepayment experience with respect to the underlying debt instruments. The credit characteristics of asset-backed securities also differ in a number of respects from those of traditional debt securities.

The credit quality of most asset-backed securities depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to such securities.

     NON-MORTGAGE RELATED ASSET-BACKED SECURITIES. Non-mortgage related asset-backed securities include, but are not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities, all of which are issued by non-governmental entities and carry no direct or indirect government guarantee, are structurally similar to CMOs and mortgage pass-through securities, which are described below.

     MORTGAGE-RELATED ASSET-BACKED SECURITIES. A number of the Funds may also invest in various mortgage-related asset-backed securities. These types of investments may include ARMS, CMOs, REMICs, or other securities collateralized by or representing an interest in real estate mortgages (collectively, "mortgage securities"). The mortgage securities may have interest rates which reset at least annually and generally will be issued or guaranteed by government agencies.

     ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). ARMS are pass-through mortgage securities with adjustable rather than fixed interest rates. The ARMS in which a Fund may invest are issued by the Government National Mortgage Association ("GNMA"), the Federal

     National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC") and are actively traded. The underlying mortgages which collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralized ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

     Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as a Fund, would receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of U.S. government securities.

     Like other U.S. government securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.

     While ARMS generally entail less risk of a decline during periods of rapidly rising rates, ARMS may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMS are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). CMOs are a form of asset-backed security issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry.

     The Funds will invest only in CMOs which are rated AAA by an NRSRO and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of any agency or instrumentality of the U.S. government.

     REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or a segregated pool of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interest in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates, and a single class of "residual interests." To qualify as a REMIC, substantially all of the assets of the entity must be in assets directly or indirectly secured principally by real property.

     CONSIDERATIONS FOR MORTGAGE-BACKED AND ASSET-BACKED SECURITIES.
      Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time a Fund reinvests the payments and any unscheduled prepayments of principal received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain of the factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state, and is then reregistered because the owner and obligor moves to another state, such could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

STRIPPED BONDS

Fixed Income Fund and Balanced Fund may purchase debt obligations that have been stripped of their unmatured interest coupons by the holder and the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

U.S. GOVERNMENT SECURITIES

The U.S. government securities in which the Funds invest (except for the Treasury Money Market Fund, which invests primarily in direct obligations of the U.S. Treasury) are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include, but are not limited to:

       direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds; and

       notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as: Federal Home Loan Banks; Federal National Mortgage Association; Government National Mortgage Association; the Farm Credit system including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Tennessee Valley Authority; Export-Import Bank of the United States; Commodity Credit Corporation; Federal Financing Bank; Student Loan Marketing Association; Federal Home Loan Mortgage Corporation; or National Credit Union Administration.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as GNMA participation certificates, are backed by the full faith and credit of the U.S. Treasury. Others for which no assurances can be given that the U.S. government will provide financial support to the agencies or instrumentalities, since it is not obligated to do so, are supported by:

       the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

       the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

       the credit of the agency or instrumentality issuing the obligation.

BANK INSTRUMENTS

The bank instruments in which the Funds may invest include, but are not limited to: time and savings deposits (including certificates of deposit) in commercial or savings banks whose accounts are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation ("FDIC"), including certificates of deposit and other time deposits issued by foreign branches of FDIC insured banks, and banker's acceptances.

EQUITY INVESTMENT CONSIDERATIONS


The Growth Fund, Value Fund, and Balanced Fund, as with other mutual funds that invest in equity securities, are subject to market risks. Since equity markets tend to be cyclical, the possibility exists that common stocks could decline over short or even extended periods of time. There are some additional risk factors associated with investments in these Funds because these Funds may invest in small-to-medium capitalization stocks. In particular, although their potential for growth may be greater, stocks in the small-to-medium capitalization sector of the United States equity market tend to be slightly more volatile in price than larger capitalization stocks, such as those included in the S&P 500 Index. This is because, among other things, small-to-medium-sized companies have less certain growth prospects than larger companies, have a lower degree of liquidity in the equity market, and tend to have a greater sensitivity to changing market conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of small-to-medium-sized companies may, to some degree, fluctuate independently of the stocks of larger companies. That is, the stocks of small-to-medium-sized companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that these Funds will be slightly more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index. While these Funds may invest in stocks of small-to-medium-sized companies, the Funds' portfolio managers have no present intention of emphasizing investment in such stocks.


SECURITIES OF FOREIGN ISSUERS


The Growth Fund, Value Fund, and Balanced Fund may invest in the securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depository receipts. These Funds, along with the Limited Maturity Government Fund and Fixed Income Fund, may also invest in debt securities of foreign issuers. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, a Fund will not invest in the securities of a foreign issuer if any such risk appears to the Adviser to be substantial.


CONVERTIBLE SECURITIES


Convertible securities (which may be purchased only by the Fixed Income Fund, Growth Fund, Value Fund, and Balanced Fund) are securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds, or debentures or warrants or some combination of the features of several of these securities. A Fund will generally purchase only those convertible securities that were part of an issue that had a market value of $50,000,000 at the time of issue. Convertible securities are not held to a specific quality standard as other debt securities purchased by a Fund except as mentioned below, but the Adviser will assess the quality of the convertible security before purchase. Most convertible securities pay income at a fixed rate in the form of interest or dividends. Some convertible securities pay income at a rate which changes over time and some convertibles do not pay current income. (See "Zero Coupon Convertible Securities" below.)


The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment purposes. Convertible bonds and convertible preferred stocks are fixed-income securities that generally retain the investment characteristics of fixed-income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Convertible securities are senior to equity securities and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than nonconvertible securities of similar quality.

A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Adviser's opinion, the investment characteristics of the underlying common stock will assist a Fund in achieving its investment objective. Otherwise, a Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Adviser evaluates the investment characteristics of the convertible security as a fixed-income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and market outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and an assessment of the quality of the security.


The Value Fund and Balanced Fund may each invest up to 25% of the value of its total assets in convertible securities rated below investment grade. These Funds will not invest in convertible securities rated below "B" by S&P or Moody's at the time of investment or, if unrated, of comparable quality. Securities rated "B" by S&P or Moody's either have speculative characteristics or are predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. If a convertible security rating falls below "B" after a Fund has purchased it, the Fund is not required to drop the convertible security from its portfolio, but will consider appropriate action. Obligations that are not determined to be investment grade are typically subject to greater market fluctuations and securities in the lowest rating category may be in danger of loss of income and principal due to an issuer's default. To a greater extent than investment grade securities, the value of lower-rated securities tends to reflect short-term corporate, economic, and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower-rated securities may be more difficult to dispose of or to value than investment grade securities.


     ZERO COUPON CONVERTIBLE SECURITIES. Zero coupon convertible securities are securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, income earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the bonds back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities.

     Federal income tax law requires the holders of a zero coupon convertible security to recognize income from the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income taxes, a Fund will be required to distribute income accrued from zero coupon convertible securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.

PUT AND CALL OPTIONS


The Fixed Income Fund, Growth Fund, Value Fund, and Balanced Fund may write (i.e., sell) covered call and put options on all or any portion of their portfolios to generate income. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. These Funds may also write straddles (combinations of covered puts and calls on the same underlying security).


The Funds may only write "covered" options. This means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or have the right to obtain such securities without payment of further consideration (or have segregated cash in the amount of any additional consideration).
A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option. The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return that would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option, the Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

The Funds may purchase call and put options for the purpose of offsetting previously written call and put options of the same series. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Put options may also be purchased to protect against price movements in particular securities in the Fund's portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

The Funds will purchase options only to the extent permitted by the policies of state securities authorities in states where shares of the Funds are qualified for offer and sale. A Fund will write put options only on securities which the Fund wishes to have in its portfolio and where the Fund has determined, as an investment consideration, that it is willing to pay the exercise price of the option. The Funds may generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Funds purchase and write options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

The Funds may purchase put options and write call options using market index options such as the S&P 500 for the purpose of hedging to attempt to protect the value of the Fund or to generate income.

FUTURES AND OPTIONS ON FUTURES

Each Fund (except Treasury Money Market Fund and Limited Maturity Government
Fund) may purchase and sell futures contracts to hedge all or a portion of its portfolio against changes in stock prices, interest rates, and market conditions. The Funds will not engage in futures transactions for speculative purposes. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement by which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

The Funds may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When a Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.


The Value Fund and Balanced Fund may also write put options and purchase call options on futures contracts as hedges against rising purchase prices of portfolio securities. These Funds will use these transactions to attempt to protect their ability to purchase portfolio securities in the future at price levels existing at the time they enter into the transactions. When these Funds write a put option on a futures contract, they are undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, these Funds are entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.


A Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.

     RISKS. When a Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, a Fund may lose money on the futures contract or option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options depends on this secondary market.

INVESTING IN SECURITIES OF NEW ISSUERS


The Funds will not invest more than 5% of their respective total assets in securities of issuers that have records of less than three years of continuous operations, including the operation of any predecessor. (This limitation will be applied with respect to issuers of CMOs, or other asset-backed securities, rather than with reference to the CMO or other asset-backed security itself.)


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest in securities of other investment companies, but a Fund will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Funds will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. The Adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies, although it should be noted that investment companies incur certain expenses such as custodian and transfer agency fees and, therefore, any investment by the Funds in shares of another investment company would be subject to such expenses.

DERIVATIVE CONTRACTS AND SECURITIES


The term "derivative" has traditionally been applied to certain contracts (including, futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives". The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages or other obligations.



Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Funds will only use derivative contracts for the purpose disclosed in the applicable sections above. To the extent that the Funds invest in securities that could be characterized as derivatives, such as futures, asset-backed securities, and mortgage-backed securities, including CMOs, they will only do so in a manner consistent with their investment objectives, policies and limitations.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. In when-issued and delayed delivery transactions, the Funds rely on the seller to complete the transaction. The seller's failure to complete these transactions may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Funds may pay more/less than the market value of the securities on the settlement date.

The Funds may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Funds may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES

In order to generate income, each of the Funds (except the Treasury Money Market
Fund) may lend portfolio securities on a short-term or long-term basis, up to one-third of the value of its respective total assets to broker/dealers, banks, or other institutional borrowers of securities. The Funds will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times. This policy cannot be changed without the approval of holders of a majority of a Fund's shares. There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

REPURCHASE AGREEMENTS


Each Fund (except the Treasury Money Market Fund) may invest in repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers and other recognized financial institutions sell U.S. government securities or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities.

TEMPORARY INVESTMENTS


With respect to the Value Fund, for temporary defensive purposes (up to 100% of its total assets) and to maintain liquidity (up to 35% of its total assets), and, with respect to the Growth Fund, for temporary defensive purposes in such proportions as, in the judgment of the Adviser, prevailing market conditions warrant, the Growth Fund and Value Fund may invest in cash and cash items, including:



       short-term money market instruments;



       securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities; and


       repurchase agreements.

BORROWING MONEY


The Funds will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, a Fund may borrow up to one-third of the value of its total assets. (The Treasury Money Market Fund and Growth Fund will not borrow through the use of reverse repurchase agreements.) The Funds cannot pledge securities except to secure permitted borrowings. In this regard, the Treasury Money Market Fund, Limited Maturity Government Fund, Fixed Income Fund, and Growth Fund are limited to pledging up to 10% of the value of their respective total assets to secure such borrowings. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.


DIVERSIFICATION

Each Fund will not, with respect to 75% of the value of its total assets, invest more than 5% in securities of any one issuer other than cash, cash items, or securities issued or guaranteed by the government of the United States, its agencies or instrumentalities, and repurchase agreements collateralized by such securities. In addition, each Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

RESTRICTED AND ILLIQUID SECURITIES


Each Fund (except the Treasury Money Market Fund) may invest in restricted securities. This restriction is not applicable to commercial paper issued under
Section 4(2) of the Securities Act of 1933. The Limited Maturity Government Fund, Fixed Income Fund, Growth Fund, Value Fund and Balanced Fund may invest up to 10% of their total assets in such securities. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law.



Each of the Funds (except the Treasury Money Market Fund and Growth Fund) will limit investments in illiquid securities including, as applicable, certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, repurchase agreements providing for settlement in more than seven days after notice, and over-the-counter options to 15% of their respective net assets. The Treasury Money Market Fund and Growth Fund will limit investments in illiquid obligations to 10% of their respective net assets.


Each of the Funds (except the Treasury Money Market Fund) may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.

FIRST PRIORITY FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FIRST PRIORITY FUNDS

BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Funds are made by First Alabama Bank ("First Alabama" or the "Adviser"), as the Funds' Adviser, subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of each Fund.


     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to a Fund's average daily net assets as follows: Treasury Money Market Fund--0.50%; Limited Maturity Government Fund--0.70%; Fixed Income Fund--0.75%; Growth Fund, Value Fund and Balanced Fund--0.80%. The fees for Fixed Income Fund, Growth Fund, Value Fund and Balanced Fund, while higher than the advisory fees paid by other mutual funds in general, are comparable to fees paid by many mutual funds with similar investment objectives and policies. The Adviser has undertaken to reimburse each Fund, up to the amount of their respective advisory fee, for operating expenses in excess of limitations established by certain states. The Adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund. The Adviser can terminate such waivers or reimbursement policy at any time at its sole discretion.



     ADVISER'S BACKGROUND. The Adviser is a wholly-owned subsidiary of Regions Financial Corp., a bank holding company organized during 1971 under the laws of the State of Delaware, and is a member of the Regions Bank organization. Operating out of more than 284 offices, Regions provides a wide range of banking and fiduciary services to its customers. As of December 31, 1995, Regions Financial Corp. was one of the 100 largest bank holding companies in the United States with total assets in excess of $13.7 billion.




     Regions is one of only nine banking companies in the nation to be named to Keefe, Bruyette & Woods, Inc.'s 1995 Bank Honor Roll, which recognizes companies that continually report annual increases in their earnings per share. Also, Thomson BankWatch has given Regions Financial Corporation its highest rating of "A", a distinction earned by less than 1% of U.S. financial institutions. In addition, Veribanc, Inc. has designated Regions' flagship bank, First Alabama Bank, as a Blue Ribbon Bank. The Blue Ribbon rating symbol symbolizes excellence in asset quality, capital strength, liquidity, and profitability, as well as other key financial thresholds. No Blue Ribbon Bank has ever failed.



     Regions Financial Corp.'s common stock is currently included among those in the Dow Jones Equity Market Index as well as Standard & Poor's Midcap Index.



     As fiduciary, First Alabama managed over $2.5 billion in discretionary assets as of December 31, 1995. It manages seven common trust funds and collective investment funds having a market value in excess of $100 million as of December 31, 1995. First Alabama has been Adviser to each of the First Priority Funds since their inception with a market value in excess of $610 million as of December 31, 1995.


     As part of their regular banking operations, First Alabama and its affiliates may grant loans to public companies. Thus, it may be possible, from time to time, for a Fund to hold or acquire the securities of issuers which are also lending clients of First Alabama or its affiliates. The lending relationship will not be a factor in the selection of securities.


     J. Kenneth Alderman, CFA, Age 43



     Senior Trust Investment Officer



     Manager of the Trust Investment Group; responsible for the comprehensive investment policy of the group and the First Priority Family of Mutual Funds. Experience: 12 years investment experience, including seven years of investment experience with the Trust Department of First Alabama Bank; two years commercial bank experience. Education: B.S., Accounting, Auburn University, 1973 ; M.B.A., Florida State University, 1976; Certified Public Accountant, 1975; National Graduate Trust School, 1985; Chartered Financial Analyst, 1989. Affiliations: Member, Institute of Chartered Financial Analysts, Association for Investment Management and Research, and American Institute of Certified Public Accountants.



     T. Jerry Harris, CFA, Age 47


     Vice President and Trust Investment Officer


     Responsible for the fixed income strategy for the Trust Investment Division and management of the Fixed Income Common Trust Funds. He is responsible for the day-to-day management of the First Priority Fixed Income Fund (April, 1992). Also serves as a member of the Trust Investment Group as portfolio manager. Experience: 19 years investment experience, specifically investment analysis; nine years with First Alabama Bank, Education: B.S., Western Kentucky University, 1971; Certified Financial Planner, 1986; Chartered Financial Analyst, 1991. Affiliations: Member, Institute for Chartered Financial Analysts, Alabama Society of Financial



     Analysts, Association for Investment Management & Research, and The Institute of Certified Financial Planners.



     Martha Davis Kelly, CFA, Age 46



     Vice President and Trust Investment Officer



     Responsible for equity strategy for the Trust Investment Division and is responsible for the day-to-day management of the First Priority Growth Fund (January, 1996). Also serves as an active member of the Trust Investment Group as portfolio manager and analyst. Experience: 24 years investment analysis and portfolio management. Joined First Alabama (January, 1996) to bring additional expertise to Trust Investment Division. Previously had been an institutional senior portfolio manager for a large national bank headquartered in the Midwest and was responsible for the large capitalization growth equity investment process. Education: B.A., Economics, Connecticut College, 1971; M.B.A., Finance, New York University Graduate School of Business, 1982; Chartered Financial Analyst, 1985.
     Affiliations: Member, Dallas Association of Investment Analysts and Association of Investment Management and Research.



     John M. Haigler, Age 55


     Vice President & Trust Investment Officer


     Responsible for management of Trust Departments' short-term income funds and the First Priority Limited Maturity Government Fund (December, 1993). Served as manager of the First Priority Treasury Money Market Fund from inception (April, 1992) until taking over the new Limited Maturity Government Fund in December, 1993. Also responsible for maintaining an "Approved List" for Commercial Paper and Certificates of Deposits. Serves as an active member of the Trust Investment Group as portfolio manager and analyst. Experience: 19 years investment experience, 26 years with First Alabama Bank. Education: B.A. Huntingdon College, 1963; Chartered Financial Analyst (Level II). Affiliations: Member, Alabama Society of Financial Analysts, and Association of Investment Management and Research.



     John E. Steiner, Age 38



     Vice President and Trust Investment Officer



     Serves as an analyst and Director of Research for the Trust Investment Division. Responsible for equity valuation discipline and day-to-day management of the First Priority Balanced Fund. Served as portfolio manager of the First Priority Treasury Money Market Fund from December, 1993 until taking over the Balanced Fund. He actively manages employee benefit and personal trust accounts as well as contributes to the formulation of equity and fixed income strategies. Experience: ten years investment experience, specifically Employee Benefits, Personal Trust, and Endowments; 12 years with First Alabama Bank. Education: B.S., Industrial Management, Auburn University, 1981: Level III candidate, Chartered Financial Analyst program.
     Affiliations: Member, Alabama Society of Financial Analyst, and the Association of Investment Management and Research.



     B. Todd Golden, Age 26



     Trust Investment Officer



     Responsible for the day-to-day management of the First Priority Treasury Money Market Fund (July, 1995). Also serves as "Office" and "Electrical Equipment" industry analyst and is chairman of the Technology committee for the Trust Investment Division. Experience: two years investment experience, specifically equity evaluation, quantitative analysis, and research. Other qualifications include money marker operations and personal trust experience. Two years with First Alabama Bank. Education: B.S., Finance, Auburn University, 1992; Level II Candidate, Chartered Financial Analyst program.



     James L. Savage, CFA, Age 30



     Trust Investment Officer



     Serves as portfolio manager for the Trust Investment Division and is responsible for the day-to-day management of the First Priority Value Fund (January, 1996). Also serves as an active member of the Trust Investment Group as portfolio manager and analyst. Experience: six years investment analysis and portfolio management. Joined First Alabama (November, 1995) to bring further expertise to investment team. Previously had been a trust portfolio manager for a large regional bank in the Southeast which utilized a value style of equity management. Education: B.S., Finance, Auburn University, 1987; M.S., Finance, Georgia State University, 1991; Chartered Financial Analyst, 1995. Affiliations: Member, Alabama Society of Financial Analysts, Association of Investment Management and Research.


DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the distributor for shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


DISTRIBUTION PLAN. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), each Fund (except Trust Shares of the Treasury Money Market Fund) may pay to the distributor an amount computed at an annual rate of the average daily net asset value of the Fund to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan in the following amounts: Treasury Money Market Fund-- Investment Shares 0.40%; Limited Maturity Government Fund--0.25%; Fixed Income Fund, Growth Fund, Value Fund and Balanced Fund--0.30%.


The Funds (other than the Investment Shares of the Treasury Money Market Fund) will not accrue or pay any distribution expenses pursuant to the Distribution Plan until a separate class of shares has been created for certain institutional investors.

Federated Securities Corp. may from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Distribution Plan to the extent the expenses attributable to the Funds exceed such lower expense limitation as the distributor may, by notice to the Trust, voluntarily declare to be effective.

The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales and/or administrative support services as agents for their clients or customers who beneficially own shares of the Funds (except Trust Shares of the Treasury Money Market Fund). Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding a Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Funds may reasonably request.

Financial institutions will receive fees from the distributor based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the distributor.

The Distribution Plan is a compensation-type plan. As such, the Funds make no payments to the distributor except as described above. Therefore, the Funds do not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Funds, interest, carrying, or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Funds under the Distribution Plan.
The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATION OF THE FUNDS

ADMINISTRATIVE SERVICES. Federated Administrative Services, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides the Funds with certain administrative personnel and services (including certain legal and accounting services) necessary to operate the Funds. Federated Administrative Services provides these at an annual rate as follows:

        MAXIMUM                  AVERAGE AGGREGATE DAILY
  ADMINISTRATIVE FEE             NET ASSETS OF THE TRUST
         .150 of 1%      on the first $250 million
         .125 of 1%      on the next $250 million
         .100 of 1%      on the next $250 million
         .075 of 1%      on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may voluntarily waive a portion of its fee.


BROKERAGE TRANSACTIONS
--------------------------------------------------------------------------------



When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Funds and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.


NET ASSET VALUE
--------------------------------------------------------------------------------

The Treasury Money Market Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value for each class of shares of Treasury Money Market Fund is determined by adding the interest of that class of shares in the value of all securities and other assets of the Fund, subtracting the interest of that class of shares in the liabilities of the Fund and those attributable to that class of shares, and dividing the remainder by the total number of that class of shares outstanding. The Treasury Money Market Fund, of course, cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value per share of the other Funds fluctuates, and it is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.


The net asset value of the Treasury Money Market Fund is determined 12:00 noon and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



The net asset value of the other Funds is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day,


Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



INVESTING IN THE FUNDS
--------------------------------------------------------------------------------
MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Trust Shares of the Treasury Money Market Fund is $25,000. Subsequent investments may be made in any amounts. Trust Shares are sold to trust accounts for which First Alabama or another financial institution acts in a fiduciary or agency capacity. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Trust Shares of the Fund.

The minimum initial investment in shares of the other Funds (including Investment Shares of the Treasury Money Market Fund) by an investor is $1,000. Subsequent investments in any Fund or class may be in any amounts. The Funds may waive the initial minimum investment from time to time. For further information, please call First Priority Mutual Funds at 1-800-433-2829.

Officers, directors, employees, and retired employees of First Alabama and other Regions Banks, or their affiliates, and their spouses and their dependent children may purchase shares of any Fund (except for Trust Shares of the Treasury Money Market Fund) with a minimum initial investment of $500, unless they choose to participate in the systematic investment plan, in which case the minimum initial investment is $100.

WHAT SHARES COST

Trust Shares and Investment Shares of the Treasury Money Market Fund are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.

Shares of the other Funds are sold at their net asset value next determined after an order is received, plus a sales charge as follows:


Fixed Income Fund, Growth Fund, Value Fund, and Balanced Fund:

                                                  SALES CHARGE AS A PERCENTAGE       SALES CHARGE AS A PERCENTAGE
AMOUNT OF TRANSACTION                               OF PUBLIC OFFERING PRICE            OF NET AMOUNT INVESTED
Less than $100,000                                              4.75%                              4.99%
$100,000 but less than $250,000                                 4.00%                              4.17%
$250,000 but less than $500,000                                 3.00%                              3.09%
$500,000 but less than $750,000                                 2.00%                              2.04%
$750,000 but less than $1 million                               1.00%                              1.01%
$1 million but less than $2 million                             0.25%                              0.25%
$2 million or more                                              0.00%                              0.00%



Limited Maturity Government Fund:

                                                  SALES CHARGE AS A PERCENTAGE       SALES CHARGE AS A PERCENTAGE
AMOUNT OF TRANSACTION                               OF PUBLIC OFFERING PRICE            OF NET AMOUNT INVESTED
Less than $100,000                                              3.50%                              3.63%
$100,000 but less than $250,000                                 3.00%                              3.09%
$250,000 but less than $500,000                                 2.50%                              2.56%
$500,000 but less than $750,000                                 2.00%                              2.04%
$750,000 but less than $1 million                               1.00%                              1.01%
$1 million but less than $2 million                             0.25%                              0.25%
$2 million or more                                              0.00%                              0.00%



PURCHASES AT NET ASSET VALUE.  Fund shares may be purchased at net asset value,
                              -
without a sales charge, by officers, directors, employees and retired employees of First Alabama and other Regions Banks, or their affiliates, and their spouses and dependent children and by First Priority Management Account customers. Additionally, shares are available at net asset value without a sales charge to trust customers purchasing through the Trust Departments of First Alabama and other Regions Banks. The Trust Departments, however, may charge fees for services provided, which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the Trust customer and the Trust Department with regard to services provided and the fees charged for these services.


DEALER CONCESSIONS. For sales of shares of Funds other than the Treasury Money Market Fund, a dealer will normally receive up to 85% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, from time to time, and at the sole discretion of the distributor, all or part of that portion may be paid to a dealer. If accepted by the dealer, such additional payments will be predicated upon the amount of Fund shares sold. Such payments may take the form of cash or promotional incentives, such as payment of certain expenses of qualified employees and their spouses to attend informational meetings about a Fund or other special events at recreational facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell significant amounts of shares of a Fund.

The sales charge for shares sold other than through registered broker/dealers will be retained by the distributor. The distributor may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of shares.

OTHER PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor, the Adviser, or their affiliates may offer to pay a fee from their own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include initiating customer accounts, providing sales literature, or participating in sales, education, and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor will be reimbursed by the Adviser or its affiliates and are in addition to any payments made under a Fund's Distribution Plan.


SHARE PURCHASES. Fund shares are sold on days on which both the New York Stock Exchange and the Federal Reserve Wire System are open for business. Trust customers may purchase shares through the Trust Departments of First Alabama and other Regions Banks. Other customers may purchase shares through Regions Investment Company, Inc. ("RICI"). Texas residents must purchase shares through Federated Securities Corp. at 1-800-356-2805. In connection with the sale of Fund shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. Each Fund reserves the right to reject any purchase request.


Trust customers may place an order to purchase shares by contacting their local Trust Administrator or by calling First Alabama at 1-800-433-2829. Other customers may purchase shares by contacting their local RICI office or telephone RICI at 1-800-456-3244.

Payment may be made by either check or federal funds or by debiting a customer's account at First Alabama or another Regions Bank. With respect to Treasury Money Market Fund, purchase orders must be received by 11:00 a.m. (Central time) in order to be credited on the same day. Payment is normally required on the same business day. With respect to the other Funds, purchase orders must be received by 3:00 p.m. (Central time) in order to be credited on the same day. For settlement of an order, payment must be received within five business days of receipt of the order. (However, effective June 1, 1995, payment must be received within three business days of receipt of the order).

CONVERSION TO FEDERAL FUNDS

It is the Funds' policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.

REDUCING THE SALES CHARGE

The sales charge, if applicable, can be reduced on the purchase of Fund shares through:

       quantity discounts and accumulated purchases;

       signing a 13-month letter of intent;

       using the reinvestment privilege; or

       purchases with proceeds from redemptions of unaffiliated mutual fund shares.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table above, larger purchases reduce and can eliminate the sales charge paid. The Funds will combine purchases of shares made on the same day by the investor, his spouse, and his dependent children when it calculates the sales charge.


If an additional purchase of shares is made, a Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns shares of the Fixed Income Fund having a current value at the public offering price of $90,000 and purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 4.00%, not 4.75%.


To receive the sales charge reduction, RICI must be notified by the shareholder in writing at the time the purchase is made that shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchases.


LETTER OF INTENT. If a shareholder intends to purchase at least $100,000 of shares in the First Priority Funds over the next 13 months, the sales charge, if applicable, may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 4.75% of the total amount intended to be purchased in escrow until such purchase is completed.


The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

This letter of intent will not obligate the shareholder to purchase shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days toward the dollar fulfillment of the letter of intent. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE. If shares in a Fund have been redeemed, the shareholder has a one-time right, within thirty days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. RICI must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems shares in a Fund, there may be tax consequences, and exercise of the reinvestment privilege may result in additional tax considerations. Shareholders contemplating such transactions should consult their own tax advisers.

PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED MUTUAL FUND SHARES.
 Investors may purchase shares of a Fund at net asset value, without a sales charge, with the proceeds from the redemption of shares of a mutual fund which was sold with a sales charge or commission. The purchase must be made within 60 days of the redemption, and RICI must be notified by the investor in writing or by his financial institution at the time the purchase is made. The Adviser will offer to pay broker/dealers an amount equal to 0.50% of the net asset value of shares of a Fund purchased by their clients or customers in this manner. This offer is not available for the redemption of mutual fund shares that were or would be subject to a contingent deferred sales charge upon redemption.

SYSTEMATIC INVESTMENT PLAN

Holders of Investment Shares of Treasury Money Market Fund and shares of the other Funds may arrange for systematic monthly investments in their accounts in amounts of $100 or more. Officers, directors, employees, and retired employees of First Alabama and other Regions Banks, or their affiliates, and their spouses and their dependent children, may arrange for systematic monthly investments in their accounts in amounts of $25 or more. Once proper authorization is given, a shareholder's bank account will be debited to purchase shares in the Fund.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange certain securities or a combination of certain securities and cash for shares of the Funds. Each Fund reserves the right to determine the acceptability of securities to be exchanged. On the day securities are accepted by a Fund, they are valued in the same manner as the Fund values its assets. Investors wishing to exchange securities should first contact First Alabama or another Regions Bank. The market value of any securities exchanged in an initial investment, plus any cash, must be at least $1,000,000.

SHAREHOLDER ACCOUNTS

As transfer agent for the Funds, Federated Services Company maintains a share account for each shareholder of record. Share certificates are not usually issued.

DIVIDENDS AND CAPITAL GAINS

With respect to the Treasury Money Market Fund, dividends are declared daily and paid monthly. Dividends will be reinvested in additional Fund shares on payment dates unless cash payments are requested by writing to the Fund or RICI as appropriate. Purchase orders received by 11:00 a.m. (Central time) with share purchase settlements received by First Alabama Bank before 2:00 p.m. (Central time), earn dividends that day. The amount of dividends payable to holders of Investment Shares will be less than those payable to holders of Trust Shares due to the difference between Class Expenses and distribution expenses borne by each respective class. Capital gains, if any, could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every twelve months.

With respect to the Limited Maturity Government Fund and Fixed Income Fund, dividends are declared daily and paid monthly. With respect to the other Funds, dividends are declared and paid quarterly. Dividends are declared just prior to determining net asset value. Capital gains realized by a Fund, if any, will be distributed at least once every twelve months. Dividends and capital gains will be reinvested in additional shares of the Fund on payment dates at the ex-dividend date net asset value unless cash payments are requested by shareholders by writing to the Fund, First Alabama, or another Regions Bank, as appropriate.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------

A shareholder may exchange shares of one Fund for the appropriate class of shares of any other Fund in the First Priority Funds by calling or by writing to First Alabama, another Regions Bank, or RICI, as appropriate. Texas residents must telephone Federated Securities Corp. at 1-800-356-2805 to exchange shares. In addition, shareholders of the Trust may have the ability to exchange shares of certain funds distributed by Federated Securities Corp. For further information, contact First Alabama or another Regions Bank. Shares purchased by check are not eligible for exchange until the purchase check has cleared, which could take up to seven calendar days. The exchange feature applies to shares of each fund as of the effective offering date of each fund's shares. Telephone exchange instructions may be recorded.

Orders to exchange shares of one Fund for shares of any of the other First Priority Funds will be executed by redeeming the shares owned at net asset value and purchasing shares of any of the other First Priority Funds at the offering price determined after the proceeds from such redemption become available. Orders for exchanges received by the Funds prior to 3:00 p.m. (Central time) on any day the Funds are open for business will be executed as of the close of business that day. Orders for exchanges received after 3:00 p.m. (Central time) on any business day will be executed at the close of the next business day.

Shares of Funds with a sales charge may be exchanged at net asset value for shares of other Funds with an equal sales charge or no sales charge. Shares of Funds with a sales charge may be exchanged for shares of Funds with a higher sales charge at net asset value, plus the additional sales charge. Shares of Funds with no sales charge, whether acquired by direct purchase, reinvestment of dividends on such shares, or otherwise, may be exchanged for shares of Funds with a sales charge at net asset value, plus the applicable sales charge.

When an exchange is made from a fund with a sales charge to a fund with no sales charge, the shares exchanged and additional shares which have been purchased by reinvesting dividends or capital gains on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges.

If reasonable procedures are not followed by a Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to terminate the exchange privilege of any shareholder who makes more than five exchanges of shares of the Funds in a year or three in a calendar quarter.

An exchange order must comply with the requirements for a redemption and purchase order and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial purchase requirements of each Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

The exchange privilege is only available in states where shares of the Fund being acquired may legally be sold. Before the exchange, a shareholder must receive a prospectus of the Fund for which the exchange is being made.

REDEEMING SHARES
--------------------------------------------------------------------------------


Each Fund redeems shares at its net asset value next determined after the Fund receives the redemption request. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays when wire transfers are restricted. Requests for redemption can be made in person, by telephone, or by mail through RICI.


BY TELEPHONE

Trust customers may redeem shares of a Fund by contacting their Trust Administrator. Other shareholders may redeem shares by telephoning their local RICI office. For calls received by First Alabama and other Regions Banks before 3:00 p.m. (Central time) (or 11:00 a.m. (Central time) with respect to Treasury Money Market Fund), proceeds will normally be wired within five business days to the shareholder's account at First Alabama or another Regions Bank or a check will be sent to the address of record. Those shares will be entitled to the dividend declared on the day the redemption request was received. In no event will proceeds be wired more than seven days after a proper request for redemption has been received.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from First Alabama and other Regions Banks. Telephone redemption instructions may be recorded.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as a written request to Federated Services Company, First Alabama, or another Regions Bank, should be considered.

If, at any time, a Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

If reasonable procedures are not followed by a Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

BY MAIL

A shareholder may redeem shares by sending a written request to RICI. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. Shareholders should call RICI for assistance in redeeming by mail.

     SIGNATURES. Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

       a trust company or commercial bank whose deposits are insured by BIF, which is administered by the FDIC;

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

       a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

       any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and the transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and the transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT. Normally, a check for the proceeds is mailed within five business days (or one business day with respect to the Treasury Money Market
Fund), but in no event more than seven days, after receipt of a proper written redemption request, provided that the transfer agent has received payment for shares from the shareholder.

CHECKWRITING. For information on the availability of checkwriting with respect to shareholders of Investment Shares of the Treasury Money Market Fund and related matters, contact First Alabama at 1-800-433-2829.

SYSTEMATIC WITHDRAWAL PLAN

Under a Systematic Withdrawal Plan, with respect to Funds other than Trust Shares of the Treasury Money Market Fund, accounts having a value of at least $10,000 may arrange for regular monthly or quarterly fixed withdrawal payments. Each payment must be at least $100. Excessive withdrawals may deplete or decrease the value of an account. For this reason, payments under this Systematic Withdrawal Plan should not be considered as yield or income on the shareholder's investment in the Fund. Due to the fact that some Funds' shares are sold with a sales charge, it is not advisable for shareholders to be purchasing shares of a Fund while participating in this Systematic Withdrawal Plan.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the applicable required minimum value. This requirement does not apply, however, if the balance falls below the applicable minimum because of changes in a Fund's net asset value. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders of that Fund for vote. All shares of each portfolio in the Trust and of all classes, if applicable, have equal voting rights, except that, in matters affecting only a particular fund or class, only shareholders of that fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or a Fund's operation and for the election of Trustees under certain circumstances. As of January 10, 1996, HUBCO c/o First Alabama Bank may for certain purposes be deemed to control the Funds because it is owner of record of certain shares of the Funds.

Trustees may be removed by Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling, or distributing securities. However, such laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. First Alabama is subject to such banking laws and regulations.


First Alabama believes, based on the advice of its counsel, that First Alabama may perform the services for the Funds contemplated by its advisory and custody agreements with the Trust without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent First Alabama from continuing to perform all or a part of the above services for its customers and/or the Funds. If it were prohibited from engaging in these customer-related activities, the Trustees would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Funds may occur, including possible termination of any automatic or other Fund share investment and redemption services that are being provided by First Alabama. It is not expected that existing shareholders would suffer any adverse financial consequences (if another service provider with equivalent abilities to First Alabama is found) as a result of any of these occurrences.


TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds will pay no federal income tax because each Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by a Fund will not be combined for tax purposes with those realized by any of the other Funds.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Funds advertise their total return and yield. The Treasury Money Market Fund may also advertise effective yield.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of a Fund (other than the Treasury Money Market Fund) is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


The yield of Trust Shares or Investment Shares of the Treasury Money Market Fund represents the annualized rate of income earned on an investment in that class of shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in a class of shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. Yield and effective yield will be calculated separately for Investment Shares and Trust Shares. Expense differences between Investment Shares and Trust Shares may affect the performance of each class.



From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Funds performance to certain indices.


The performance information described above reflects the effect of the maximum sales load which, if excluded, would increase the total return and yield.


ADDRESSES
--------------------------------------------------------------------------------

First Priority Treasury Money Market Fund
                    Trust Shares
                    Investment Shares
First Priority Limited Maturity Government Fund                            Federated Investors Tower
First Priority Fixed Income Fund                                           Pittsburgh, Pennsylvania 15222-3779
First Priority Growth Fund
First Priority Value Fund
First Priority Balanced Fund
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser
                    First Alabama Bank                                     P.O. Box 10247
                    Mutual Funds Group                                     Birmingham, Alabama 35202
---------------------------------------------------------------------------------------------------------------------

Transfer Agent, Dividend Disbursing Agent
and Portfolio Accounting Services
                    Federated Services Company                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Custodian
                    First Alabama Bank                                     417 North 20th Street
                                                                           Birmingham, Alabama 35203
---------------------------------------------------------------------------------------------------------------------
Independent Auditors
                    Deloitte & Touche LLP                                  2500 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222-5401
---------------------------------------------------------------------------------------------------------------------





                                                           [logo]
                                                           FIRST
                                                           PRIORTY
                                                           FAMILY OF FUNDS


Cusip 335931887

Cusip 335931101

Cusip 335931804

Cusip 335931309
[BIRD LOGO]
Cusip 335931705
FEDERATED SECURITIES CORP.
Cusip 335931507
--------------------------------------------------------------------------------
----------------------------------------
Distributor
007576 (1/96)




                              FIRST PRIORITY FUNDS
                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information relates to the following six portfolios (the "Funds") of First Priority Funds (the "Trust"):
                    First Priority Treasury Money Market Fund
                      Trust Shares
                      Investment Shares
                    First Priority Limited Maturity Government Fund First Priority Fixed Income Fund

                    First Priority  Growth Fund
                    First Priority Value Fund

                    First Priority Balanced Fund
This Statement of Additional Information should be read with the Prospectus of First Priority Funds dated January 31, 1996 ("Prospectus"). This Statement is not a prospectus itself. To receive a copy of the Prospectus, write the Trust or call at 1-800-433-2829.
   Federated Investors Tower
   Pittsburgh, Pennsylvania 15222-3779


                        Statement dated January 31, 1996









           FEDERATED SECURITIES
           CORP.

           Distributor


TABLE OF CONTENTS                          INVESTMENT LIMITATIONS          5
                                             SELLING SHORT AND BUYING ON MARGIN
GENERAL INFORMATION ABOUT THE TRUST
                                                                           5
                                 1
                                             ISSUING SENIOR SECURITIES AND
INVESTMENT OBJECTIVE AND POLICIES OF          BORROWING MONEY              6
THE FUNDS                        1           PLEDGING ASSETS               6
                                             DIVERSIFICATION OF INVESTMENTS6
 WARRANTS                        1
                                             UNDERWRITING                  6
 COLLATERALIZED MORTGAGE OBLIGATIONS
                                             INVESTING IN REAL ESTATE      6
  ("CMOS")                       1
                                             INVESTING IN COMMODITIES      6
 RESETS OF INTEREST              1
                                             LENDING CASH OR SECURITIES    6
 CAPS AND FLOORS                 2
                                             CONCENTRATION OF INVESTMENTS  7
 INVESTMENT CONSIDERATIONS -
                                             INVESTING IN RESTRICTED SECURITIES
  MORTGAGE-BACKED AND ASSET-BACKED
                                                                           7
  SECURITIES                     2
                                             INVESTING IN ILLIQUID SECURITIES7
 REPURCHASE AGREEMENTS           2
                                             INVESTING IN SECURITIES OF OTHER
 MONEY MARKET INSTRUMENTS        2
                                              INVESTMENT COMPANIES         7
 WHEN-ISSUED AND DELAYED DELIVERY
                                             INVESTING IN NEW ISSUERS      7
  TRANSACTIONS                   3
                                             INVESTING IN MINERALS         7
 FUTURES AND OPTIONS TRANSACTIONS3
                                             INVESTING IN ISSUERS WHOSE
  "MARGIN" IN FUTURES TRANSACTIONS 3
                                              SECURITIES ARE OWNED BY OFFICERS
  PUT OPTIONS ON FUTURES CONTRACTS 3
                                              AND TRUSTEES OF THE TRUST    7
  CALL OPTIONS ON FUTURES CONTRACTS
                                             PURCHASING SECURITIES TO EXERCISE
                                 3
                                              CONTROL                      7
  STOCK INDEX OPTIONS            4
                                             INVESTING IN WARRANTS         8
 LENDING OF PORTFOLIO SECURITIES 4
                                             INVESTING IN PUT OPTIONS      8
 RESTRICTED SECURITIES           5
                                             WRITING COVERED CALL OPTIONS  8
 REVERSE REPURCHASE AGREEMENTS   5
                                             ARBITRAGE TRANSACTIONS        8
 PORTFOLIO TURNOVER              5


FIRST PRIORITY FUNDS MANAGEMENT  8        EXCHANGING SECURITIES FOR FUND SHARES
                                                                          16
 THE FUNDS                      12
 FUND OWNERSHIP                 12           TAX CONSEQUENCES             16
 TRUSTEES COMPENSATION          13        DETERMINING NET ASSET VALUE     16
 TRUSTEE LIABILITY              13
                                           DETERMINING MARKET VALUE OF
                                             SECURITIES                   16
                                           USE OF THE AMORTIZED COST METHOD
                                             (TREASURY MONEY MARKET FUND ONLY)
                                                                          17
                                             MONITORING  PROCEDURES       17
                                             INVESTMENT  RESTRICTIONS     17
INVESTMENT ADVISORY SERVICES    14
                                          EXCHANGE PRIVILEGE              18
 ADVISER TO THE FUNDS           14
                                           REQUIREMENTS FOR EXCHANGING SHARES
 ADVISORY FEES                  14
                                                                          18
 STATE EXPENSE LIMITATIONS      14
                                           MAKING AN EXCHANGE             18
OTHER SERVICES                  14
                                          REDEEMING SHARES                18
 FUND ADMINISTRATION            15
                                           REDEMPTION IN KIND             18
 CUSTODIAN                      15
                                          MASSACHUSETTS PARTNERSHIP LAW   18
 TRANSFER AGENT, DIVIDEND DISBURSING
  AGENT, AND PORTFOLIO ACCOUNTING         TAX STATUS                      19
  SERVICES                      15
                                           THE FUNDS' TAX STATUS          19
 INDEPENDENT AUDITORS           15
                                           SHAREHOLDERS' TAX STATUS       19
BROKERAGE TRANSACTIONS          15
                                             CAPITAL GAINS                19
PURCHASING SHARES               15        TOTAL RETURN                    19

 DISTRIBUTION PLAN              15        YIELD                           20

                                          EFFECTIVE YIELD                 20


PERFORMANCE COMPARISONS         20

 TREASURY MONEY MARKET FUND:    21
 LIMITED MATURITY GOVERNMENT FUND: 21
 FIXED INCOME FUND:             21
 BALANCED FUND:                 22

 VALUE FUND:                    22
 GROWTH FUND:                   22

APPENDIX                        24


GENERAL INFORMATION ABOUT THE TRUST


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 15, 1991. As of the date of this Statement, the Trust consists of six separate portfolios of securities (the "Funds") which are as follows: First Priority Treasury Money Market Fund ("Treasury Money Market Fund"), which is offered in two classes of shares, Trust Shares and Investment Shares; First Priority Limited Maturity Government Fund ("Limited Maturity Government Fund"); First Priority Fixed Income Fund ("Fixed Income Fund"); First Priority Growth Fund, ("Growth Fund," prior to January 31, 1996, the First Priority Equity Fund); First Priority Value Fund, ("Value Fund," prior to January 31, 1996, the First Priority Equity Income Fund); and First Priority Balanced Fund ("Balanced Fund").

INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS

The Prospectus discusses the objective of each Fund and the policies they employ to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the Prospectus. The Funds' respective investment objectives cannot be changed without approval of shareholders. The investment policies described below may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
WARRANTS

The Growth Fund, Value Fund, and Balanced Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")
The Limited Maturity Government Fund, Fixed Income Fund, and Balanced Fund may invest in CMOs. The following example illustrates how mortgage cash flows are prioritized in the case of CMOs--most of the CMOs in which several of the Funds invest use the same basic structure:
(1)Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four tranches of securities: the first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date and the final tranche (Z bonds) typically receives any excess income from the underlying investments after payments are made to the other tranches and receives no principal or interest payments until the shorter maturity tranches have been retired, but then receives all remaining principal and interest payments.
(2)The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.
(3)The tranches of securities are retired sequentially. All principal payments are directed first to the shortest-maturity tranche (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest-maturity tranche (or B bonds). This process continues until all of the tranches have been paid off.


Because the cash flow is distributed sequentially instead of pro rata, as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. One or more of the tranches often bear interest at an adjustable rate. The interest portion of these payments is distributed by the Funds as income, and the principal portion is reinvested.
RESETS OF INTEREST
The interest rates paid on the mortgage securities in which several of the Funds invest may be readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag behind changes in market rate levels and tend to be somewhat less volatile.
CAPS AND FLOORS
The underlying mortgages which collateralize the adjustable rate mortgage securities ("ARMS") and CMOs in which several of the Funds invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.
The value of mortgage securities in which a Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which a Fund invests to be shorter than the maturities stated in the underlying mortgages.
INVESTMENT CONSIDERATIONS - MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
Unlike conventional bonds, mortgage-backed and other asset-backed securities may pay back principal over the life of the security rather than at maturity, and a holder of these securities may receive unscheduled principal payments representing prepayments on the underlying mortgages or other assets. As a consequence, these securities may be a less effective means of "locking in" long-term interest rates than other similar investments (e.g., investments with comparable maturities).
While these securities generally entail less risk of a decline during periods of rapidly rising rates, they may also have less potential for capital appreciation than other similar investments, because as interest rates decline, the likelihood increases that the underlying obligations will be prepaid. Furthermore, if these securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if these securities are purchased at a discount, both a scheduled payment of principal and unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.


REPURCHASE AGREEMENTS
The Funds require the custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that a defaulting seller files for bankruptcy or becomes insolvent, disposition of securities by a Fund might be delayed pending court action. The Funds believe that under the regular procedures normally in effect for custody of the Funds' portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of a Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' Adviser to be creditworthy pursuant to guidelines established by the Trustees.
MONEY MARKET INSTRUMENTS

The Growth Fund and Value Fund may invest in the following money market instruments:

   o instruments of domestic and foreign banks and savings associations if they have capital, surplus and undivided profits of over $100,000,000 or if the principal amount of the instrument is insured in full by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation; and
   o prime commercial paper (rated "A-1" by Standard & Poor's Ratings Group, "Prime-1" by Moody's Investors Service, or "F-1" by Fitch Investors Service, Inc.).


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price and yield for the Funds. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their respective assets.
FUTURES AND OPTIONS TRANSACTIONS
The Funds that may engage in futures and options transactions will maintain their positions in securities, options rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on futures contracts may be closed out over-the-counter or on a nationally recognized exchange which provides a secondary market for options of the same series.
A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future.
  "MARGIN" IN FUTURES TRANSACTIONS
     Unlike the purchase or sale of a security, a Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good-faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
     A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Funds will mark to market their open futures positions.
     The Funds are also required to deposit and maintain margin when it writes call options on futures contracts.
  PUT OPTIONS ON FUTURES CONTRACTS
     The Funds may purchase listed put options on futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.
     Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sales of the second option will be large enough to offset both the premium paid by a


     Fund for the original option plus the decrease in value of the hedged securities.
     Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.
  CALL OPTIONS ON FUTURES CONTRACTS
     In addition to purchasing put options on futures, the Funds may write listed and over-the-counter call options on futures contracts to hedge its portfolio. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall or market interest rates rise, causing the prices of futures to go down, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase.
     In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can substantially offset the drop in value of a Fund's portfolio securities. Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the decrease in value of the hedged securities.
     The Funds will not maintain open positions in futures contracts they have sold or call options they have written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of a Fund's securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, a Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
  STOCK INDEX OPTIONS

     The Value Fund and Balanced Fund may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market value of the stocks included in the index.

     The effectiveness of purchasing stock index options will depend upon the extent to which price movements in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase of the option on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on stock indices will be subject to the ability of the Funds' Adviser to predict correctly movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.
LENDING OF PORTFOLIO SECURITIES
As a fundamental policy the Funds (with the exception of Treasury Money Market
Fund) may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to a Fund. During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Funds would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.


RESTRICTED SECURITIES
The Funds (with the exception of Treasury Money Market Fund) may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Funds' investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because
Section 4(2) commercial paper is liquid, the Funds intend to not subject such paper to the limitation applicable to restricted securities.
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission (the "SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Funds believe that the staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees may consider the following criteria in determining the liquidity of certain restricted securities:
   o the frequency of trades and quotes for the security;
   o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   o dealer undertakings to make a market in the security; and
   o the nature of the security and the nature of the marketplace trades. REVERSE REPURCHASE AGREEMENTS

The Value Fund and Balanced Fund may also enter into reverse repurchase agreements pursuant to a fundamental policy. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund in a dollar amount sufficient to make payment for the obligations to be purchased are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.



PORTFOLIO TURNOVER
For the fiscal year ended November 30, 1995 and the period from December 12, 1993 (date of initial public investment) to November 30, 1994, Limited Maturity Government Fund's portfolio turnover rate was 26% and 3%, respectively. For the fiscal years ended November 30, 1995 and 1994, the portfolio turnover rates were 45% and 24% respectively, for the Fixed Income Fund; and 110% and 66%, respectively, for the Growth Fund. For the period from December 19, 1994 to November 30, 1995, the portfolio turnover rates 76% for the Value Fund and 49% for the Balanced Fund.

INVESTMENT LIMITATIONS
  SELLING SHORT AND BUYING ON MARGIN
     The Funds will not sell securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The deposit or payment by a Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered as a purchase of a security on margin.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY

     The Funds will not issue senior securities, except that a Fund may borrow money directly (or with respect to the Value Fund and Balanced Fund, through reverse repurchase agreements) in amounts up to one-third of the value of their respective total assets, including the amounts borrowed.
     The Funds will not borrow money except as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while borrowings in excess of 5% of their respective total assets are outstanding.

  PLEDGING ASSETS

     The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. However, the Treasury Money Market Fund, Limited Maturity Government Fund, Fixed Income Fund, and Growth Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% (15% with respect to the Limited Maturity Government Fund) of the value of total assets at the time of the pledge. (For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of financial future contracts and related options and the segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.)

  DIVERSIFICATION OF INVESTMENTS

     With respect to securities comprising 75% of the value of each Fund's total assets, a Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of that issuer. (For purposes of this limitation, the Growth Fund, Value Fund, and Balanced Fund consider common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.)

  UNDERWRITING
     A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities which the Funds may purchase pursuant to its investment objective, policies, and limitations.
  INVESTING IN REAL ESTATE
     The Funds will not purchase or sell real estate, including limited partnership interests, although the Funds (except for Treasury Money Market
     Fund) may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
  INVESTING IN COMMODITIES
     The Funds will not purchase or sell commodities, commodity contracts, or commodity futures contracts (except to the extent that a Fund may engage in transactions involving futures contracts or options on futures contracts and related options with respect to financial instruments, securities, or securities indices).
  LENDING CASH OR SECURITIES

     The Funds will not lend any of its assets, except, that each Fund, other than Treasury Money Market Fund, portfolio securities (limited with respect to Limited Maturity Government Fund, Fixed Income Fund, and Growth Fund to one-third of the value of its respective total assets). This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by each Fund's investment objective, policies, and limitations or the Trust's Declaration of Trust.

     The Treasury Money Market Fund will not lend any of its assets, except that it may purchase or hold U.S. Treasury obligations permitted by its investment objective, policies and limitations, or Declaration of Trust.
  CONCENTRATION OF INVESTMENTS
     A Fund will not invest 25% or more of its total assets in securities of issuers having their principal business activities in the same industry (other than securities issued by the U.S. government, its agencies or instrumentalities).
     Due to the limited focus of its investment objective, this limitation has no applicability to Treasury Money Market Fund.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
  INVESTING IN RESTRICTED SECURITIES
     A Fund will not invest more than 10% of the value of its respective total assets in securities subject to restrictions on resale under federal securities laws, except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Board of Trustees (except Treasury Money Market Fund, which will make no such investments).
  INVESTING IN ILLIQUID SECURITIES

     A Fund will not invest more than 15% (10% with respect to the Treasury Money Market Fund and Growth Fund) of its respective net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, and certain securities not determined under guidelines established by the Trustees to be liquid.

  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     A Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its respective total assets in any one investment company, or invest more than 10% of its respective total assets in investment companies in general. The Treasury Money Market Fund will limit its investments in the securities of other investment companies to those of money market funds having investment objectives and policies similar to its own. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets; nor are they applicable with respect to securities of investment companies that have been exempted from registration under the Investment Company Act of 1940.
  INVESTING IN NEW ISSUERS
     A Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor. The Funds will apply this limitation by reference to the issuer of a CMO (or other asset-backed security) rather than requiring the CMO (or other asset-backed security) itself to have at least three years of continuous operations.


  INVESTING IN MINERALS
     The Funds will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, except to the extent that a Fund may otherwise purchase the securities of issuers which invest in or sponsor such programs.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Funds will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Funds' investment adviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.
  PURCHASING SECURITIES TO EXERCISE CONTROL
     The Funds will not purchase securities of a company for the purpose of exercising control or management.
  INVESTING IN WARRANTS

     The Growth Fund, Value Fund, and Balanced Fund will not invest more than 5% of the value of their respective net assets in warrants. To comply with certain state restrictions, no more than 2% of this 5% may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. If state restrictions change, this latter restriction may be revised without notice to shareholders. (For purposes of this limitation, warrants will be valued at the lower of cost or market value, except that warrants acquired by a Fund in units or attached to securities may be deemed to be without value.) The Treasury Money Market Fund will not invest in warrants.



  INVESTING IN PUT OPTIONS
     A Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's respective total assets would be invested in premiums on put option positions.
  WRITING COVERED CALL OPTIONS
     A Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
  ARBITRAGE TRANSACTIONS
     The Funds will not enter into transactions for the purpose of engaging in arbitrage.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Funds have no present intent to borrow money, pledge securities or, (1) with respect to Value Fund and Balanced Fund, invest in reverse repurchase agreements; (2) with respect to Limited Maturity Government Fund, invest in credit card receivables; and (3) with respect to Fixed Income Fund and Growth Fund, invest in restricted or illiquid securities, all in excess of 5% of the value of each Fund's respective net assets in the coming fiscal year. In addition, the Treasury Money Market Fund has no present intention to invest in closed-end investment companies in the coming fiscal year.

For purposes of their policies and limitations, the Funds consider instruments issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
The Funds do not consider the issuance of separate classes of shares or entering into futures contracts to constitute an issue of "senior securities" within the meaning of the investment limitations set forth above.
To comply with registration requirements in certain states, the Funds will, as relevant, (1) limit the aggregate value of the assets underlying covered call options or put options written by a Fund to not more than 25% of its net assets;
(2) will limit the premiums paid for options purchased by a Fund to 20% of its net assets; and (3) will limit the margin deposits on futures contracts entered into by a Fund to 5% of its net assets. If state requirements change, these restrictions may be revised without shareholder notification.
FIRST PRIORITY FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with First Priority Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .




Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918


Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


 James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674


Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.




John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935


Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President and Trustee
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the


Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Company.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Executive Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.



Charles L. Davis, Jr.
Federated Investors Tower


Pittsburgh, PA
Birthdate: March 23, 1960

Vice President and Assistant Treasurer

Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.
THE FUNDS

As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; FTI Funds; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government


Securities Fund: 3-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.

FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.

The following list indicates the beneficial ownership of shareholders who are the beneficial owners of more than 5% of the outstanding shares of the following portfolios as of January 10, 1996: HUBCO, c/o of First Alabama Bank of Birmingham, Birmingham, Alabama, owned approximately 104,279,919 Trust Shares (97.41%) of the Treasury Money Market Fund; approximately 6,216,816 shares (99.30%) of the Limited Maturity Government Fund; approximately 14,017,992 shares (92.95%) of the Fixed Income Fund; approximately 12,083,254 shares (94.04%) of the Equity Fund; approximately 3,888,329 shares (99.61%) of the


Equity Income Fund; and 4,416,642 shares (96%) of the Balanced Fund; Aronov Realty Management, Inc., Montgomery, Alabama, owned approximately 3,042,965 of the Investment shares (8.01%) of the Treasury Money Market Fund; SMA Inc. Insurance, Birmingham, Alabama, owned approximately 2,504,525 shares of the Investment shares (6.59%) of the Treasury Money Market Fund; Midtown Restaurant Corporation, Mobile, Alabama, owned approximately 1,903,201 of the Investment shares (5.01%) of the Treasury Money Market Fund.

TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*#          FROM FUND COMPLEX +




John F. Donahue,    $0                $0 for the Trust and
Chairman and Trustee                  59 investment companies
Thomas G. Bigley,++ $1472             $86,331 for the Trust and
Trustee                               54 investment companies
John T. Conroy, Jr.,$1,593            $115,760 for the Trust and
Trustee                               54 investment companies
William J. Copeland,$1,593            $115,760 for the Trust and
Trustee                               54 investment companies
James E. Dowd,      $1,593            $115,760 for the Trust and
Trustee                               54 investment companies


Lawrence D. Ellis, M.D.,              $1,472 $104,898 for the Trust and
Trustee                               54 investment companies
Edward L. Flaherty, Jr.,              $1,593 $115,760 for the Trust and
Trustee                               54 investment companies
Edward C. Gonzales, $0                $0 for the Trust and
President and Trustee                   1 investment company
Peter E. Madden,    $1,472            $104,898 for the Trust and
Trustee                               54 investment companies
Gregor F. Meyer,    $1,472            $104,898 for the Trust and
Trustee                               54 investment companies
John Murray,        $1,472            $104,898 for the Trust and
Trustee                               54 investment companies
Wesley W. Posvar,   $1,472            $104,898 for the Trust and
Trustee                               54 investment companies
Marjorie P. Smuts,  $1,472            $104,898 for the Trust and
Trustee                               54 investment companies


*Information is furnished for the fiscal year ended November 30, 1995.
#The aggregate compensation is provided for the Trust which is comprised of 6 portfolios.
+The information is provided for the last calendar year.
++ Mr. Bigley served on 39 investment companies in the Federated Funds Complex from January 1 through September 30, 1995. On October 1, 1995, he was appointed a Trustee on 15 addional Federated Funds.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUNDS
The Funds' investment adviser is First Alabama Bank ("First Alabama" or "Adviser"), which is a wholly-owned subsidiary of Regions Financial Corp. Because of internal controls maintained by First Alabama to restrict the flow of non-public information, Fund investments are typically made without any knowledge of First Alabama's or its affiliates' lending relationships with an issuer.
The Adviser shall not be liable to the Trust, the Funds or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee from each Fund as described in the Prospectus. For the fiscal years ended November 30, 1995, 1994 and 1993, the Adviser earned fees from Treasury Money Market Fund of $644,330, $573,103, and $602,115, respectively, of which $644,330, $573,013, and $551,003, respectively, were waived. For the year ended November 30, 1995 and the period from December 12, 1993, (date of initial public investment) to November 30, 1994, the Adviser earned fees from Limited Maturity Government Fund of $406,281 and $314,438, of which $282,157 and $314,438, respectively, was waived. For the fiscal years ended November 30, 1995, 1994 and 1993, the Adviser earned fees from Fixed Income Fund of $1,167,748, $1,334,608, and $1,057,968, respectively, of which $63,017, $444,869, and


$352,656, respectively, were waived. For the fiscal years ended November 30, 1995, 1994 and 1993, the Adviser earned fees from Equity Fund of $1,151,393, $1,291,843, and $1,097,771, respectively, of which $129,440, $484,441, and
$411,664, respectively, were waived. For the period from December 19, 1994 to November 30, 1995, the Adviser earned fees from Equity Income Fund and Balanced Fund in the amount of $261,156 and $349,457, of which $180,915 and $242,832, respectively, was waived.

  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If a Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the Adviser will reimburse a Fund for its expenses over the limitation.
     If a Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.

OTHER SERVICES

FUND ADMINISTRATION


Federated Administrative Services ("FAS"), a subsidiary of Federated Investors, provides administrative personnel and services to the Funds for a fee as described in the Prospectus. For the years ended November 30, 1995, 1994 and 1993, FAS earned fees from Treasury Money Market Fund of $171,752, $157,664, and $169,558, respectively. For the fiscal year ended November 30, 1995 and the period from December 12, 1993 (date of initial public investment) to the November, 30, 1994, FAS earned fees from Limited Maturity Government Fund of $77,297 and $61,561, respectively. For the years ended November 30, 1995, 1994 and 1993, FAS earned fees from Fixed Income Fund of $207,570, $249,639, and $198,298, respectively. For the years ended November 30, 1995, 1994 and 1993, FAS earned fees from Equity Fund of $191,841, $222,156, and $193,025, respectively. During the period from December 19, 1994 to November 30, 1995, FAS earned fees from Equity Income Fund and Balanced Fund in the amount of $50,126 and $58,065, respectively.
CUSTODIAN
First Alabama Bank, Birmingham, Alabama, is custodian for the securities and cash of the Funds. Under the custodian agreement, First Alabama Bank holds the each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. First Alabama Bank's fees for custody services are based upon the market value of Fund securities held in custody plus certain securities transaction charges.
TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND PORTFOLIO ACCOUNTING SERVICES Federated Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, is transfer agent and dividend disbursing agent for the Funds. It also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments.
INDEPENDENT AUDITORS
The independent auditors for the Trust are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.


BROKERAGE TRANSACTIONS

The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended November 30, 1995, and 1994, the Equity Fund paid total brokerage commissions of $442,047 and $278,680, respectively. For the fiscal year ended November 30, 1995, Equity Income Fund and Balanced Fund paid total brokerage commissions of $65,627 and $57,569, respectively. Although investment decisions for a Fund are made independently from those of the other accounts managed by the Adviser, investments of the type a Fund may make may also be made by those other accounts. When a Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by a Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.



PURCHASING SHARES

Shares are sold at their net asset value (with a sales charge with respect to Funds other than the Treasury Money Market Fund) on days the New York Stock Exchange is open for business. The procedure for purchasing shares of the Fund is explained in the Prospectus under "Investing in the Fund." As used in the Prospectus, the term "dependent children" means all children under the age of 19 and full-time students under the age of 23.
DISTRIBUTION PLAN
With respect to shares of the Funds, other than Trust Shares of Treasury Money Market Fund, the Trust has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Distribution Plan") which was promulgated by the SEC under the Investment Company Act of 1940. The Distribution Plan provides for the payment of fees to Federated Securities Corp. to finance any activity which is principally intended to result in the sale of Fund shares. Such activities may include the advertising and marketing of Fund shares; preparing, printing and distributing prospectuses and sales literature to prospective shareholders, brokers or administrators; and implementing and operating the Distribution Plan. Pursuant to the Distribution Plan, the distributor may pay fees to brokers for distribution and administrative services and to administrators for administrative services as to Fund shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings and closings; entering purchase and redemption transactions; providing or arranging to provide accounting support for all transactions; wiring funds and receiving funds for Fund share purchases and redemptions; confirming and reconciling all transactions; reviewing the activity in Fund accounts; providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Funds' transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Fund shares and prospective shareholders.
The Trustees expect that the adoption of the Distribution Plan will result in the sale of a sufficient number of Fund shares so as to allow the Funds to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist the Funds in seeking to achieve their respective investment objectives.

For the fiscal year ended November 30, 1995, brokers and administrators received fees in the amount of $104,041 with respect to Treasury Money Market Fund, $4961 with respect to Fixed Income Fund, $3095 with respect to Equity Fund, pursuant to the Distribution Plan.

EXCHANGING SECURITIES FOR FUND SHARES


With respect to Limited Maturity Government Fund, Value Fund, and Balanced Fund, any securities to be exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to First Alabama Bank or any Regions Bank. The Fund will notify the investor of its acceptances and valuation of the securities within five business days of their receipt by Federated Services Company. Securities will be acquired for investment and not for resale.



The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued. One share of a Fund will be issued for each equivalent amount of securities accepted.
Any interest earned on the securities prior to exchange will be considered in valuing the securities. All interest, dividends, subscriptions, conversion, or other rights attached to the securities become the property of the Fund, along with the securities.
  TAX CONSEQUENCES
   Exercise of this exchange privilege is currently treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Fund shares, a gain or loss may be realized by the investor.
DETERMINING NET ASSET VALUE

The Treasury Money Market Fund attempts to stabilize the value of a share at $1.00. Net asset value generally changes each day with respect to the other Funds. The days on which the net asset value is calculated by the Funds are described in the Prospectus.
DETERMINING MARKET VALUE OF SECURITIES
With the exception of Treasury Money Market Fund, market or fair values of each Fund's portfolio securities are determined as follows:
   o for equity securities, according to the last sale price on a national securities exchange, if applicable;
   o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;
   o for unlisted equity securities, latest bid prices;
   o for bonds and other fixed income securities, as determined by an independent pricing service;


   o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or
   o for all other securities, at fair value as determined in good faith by the Trustees.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
A Fund will value futures contracts and options at their market values established by the exchanges at the close of options trading on such exchanges unless the Trustees determine in good faith that another method of valuing option positions is necessary.
Over-the-counter put options will be valued at the mean between the bid and the asked prices. Covered call options will be valued at the last sale price on the national exchange on which such option is traded. Unlisted call options will be valued at the latest bid price as provided by brokers.
USE OF THE AMORTIZED COST METHOD (TREASURY MONEY MARKET FUND ONLY)
With respect to the Treasury Money Market Fund, the Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under that Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective.
Under the Rule, the Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days notice, or (2) at specified intervals not exceeding one year, on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument, plus accrued interest at the time of exercise.
  MONITORING  PROCEDURES

     The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.50% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

  INVESTMENT  RESTRICTIONS

     The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risk and that, if rated, meet minimum rating standards set forth in the Rule. If the instruments are not rated, the Trustees must determine that they are of comparable quality. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with Rule 2a-7. The Rule also requires the Fund to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than thirteen months can be purchased by the Fund.

     Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.
The Money Market Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.
In periods of declining interest rates, the indicated daily yield on shares of the Money Market Fund, computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
In periods of rising interest rates, the indicated daily yield on shares of the Money Market Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based up market prices and estimates.
EXCHANGE PRIVILEGE

REQUIREMENTS FOR EXCHANGING SHARES
Shareholders using the exchange privilege must exchange shares having a net asset value of at least the minimum initial investment requirements of each Fund as set forth in the Prospectus. Before the exchange, the shareholder must receive a copy of the Prospectus.
This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares or Trust Shares of the Treasury Money Market Fund, respectively, of the other fund.
Further information on the exchange privilege and the Prospectus may be obtained by calling First Alabama or any Regions Bank.
MAKING AN EXCHANGE
Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee.
REDEEMING SHARES

The Funds redeem shares at the next computed net asset value after receiving the redemption request. Redemption procedures are explained in the respective prospectus under "Redeeming Shares."
REDEMPTION IN KIND
Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective Fund's portfolio.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.


Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable under Massachusetts law for acts or obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.
TAX STATUS

THE FUNDS' TAX STATUS
The Funds will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;


   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to a Fund if the Fund were a regular corporation and to the extent designated by the Fund as so qualifying. These dividends and any short-term capital gains are taxable as ordinary income.
  CAPITAL GAINS
     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund shares.
     With respect to the Treasury Money Market Fund, capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them once every twelve months.
TOTAL RETURN

The average annual total return of the Funds is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the quarterly or monthly, as applicable, reinvestment of all dividends and distributions.

The Limited Maturity Government Fund's average annual total returns for the fiscal year ended November 30, 1995 and the period from December 12, 1993 (date of initial public investment) to November 30 ,1995 were 7.87% and 4.06%, respectively. The average annual total returns the Fixed Income Fund for the fiscal year ended November 30, 1995 and the period from April 20, 1992 (date of initial public investment) to November 30, 1995 were 13.10 and 6.84, respectively. The average annual total returns for the Equity Fund for the fiscal year ended November 30, 1995 and the period from April 20, 1992 (date of initial public investment) to November 30, 1995 were 20.57% and 8.56%, respectively. The average annual total returns for Investment Shares and Trust Shares of the Treasury Money Market Fund for the fiscal year ended November 30, 1995 were 5.06% and 5.48%, respectively. During the period from April 14, 1992 (date of initial public investment) to November 30, 1995, the average total returns were 3.42% and 3.82%, respectively.
Cumulative total return reflects total performance over a specific period of time. Total return assumes and is reduced by the payment of the maximum sales charge and contingent deferred sales charge, if applicable. The cumulative total returns for Equity Income Fund and Balanced Fund for the period between December 19, 1994 (effective date) to November 30, 1995, were 21.71% and 16.18%, respectively.



YIELD

The yield for Fund shares (other than shares of the Treasury Money Market Fund) is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by shares because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for shareholders paying those fees.

The yield for the 30-day period ended November 30, 1995 was: 5.36% for Limited Maturity Government Fund; 5.27% for the Fixed Income Fund; 1.71% for the Equity Fund; 3.45% for the Equity Income Fund; and 4.63% for the Balanced Fund.

The Treasury Money Market Fund calculates yield for Investment Shares and Trust Shares daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by the following:
   o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share, and all dividends declared on the original and any purchased shares;


   o dividing the net change in the account's value by the value of the account at the beginning of the base period return; and
   o multiplying the base period return by (365/7).
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of shares, the performance will be reduced for those shareholders paying those fees.

The yield for Investment Shares and Trust Shares of Treasury Money Market Fund for the seven-day period ended November 30, 1995 was 4.78% and 5.18%, respectively.

EFFECTIVE YIELD

The Treasury Money Market Fund's effective yield for both classes of shares is computed by compounding the unannualized base period return by:
   o adding 1 to the base period return;
   o raising the sum to the 365/7th power; and
   o subtracting 1 from the result.

The effective yield for Investment Shares for the seven-day period ended November 30, 1995 was 4.90%. The effective yield for Trust Shares was 5.32% for the same period.

PERFORMANCE COMPARISONS

The performance of Fund shares depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;


   o changes in interest rates and market value of portfolio securities;
   o changes in a Fund's or class of share's expenses; and
   o various other factors, including the relative amount of Fund cash flow. With respect to Funds other than the Treasury Money Market Fund, performance fluctuates on a daily basis largely because net earnings and the maximum offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of a Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, a Fund will quote its Lipper ranking in the appropriate category in advertising and sales literature.
MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-
weekly Mutual Fund Values.  Mutual     Fund Values rates more than 1,000 NASDAQ-
listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

TREASURY MONEY MARKET FUND:
o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.


o LEHMAN BROTHERS TREASURY BOND INDEX comprised entirely of U.S. Treasury obligations. Flower bonds and foreign issues are excluded.
o IBC/DONOHUE'S MONEY FUND REPORT publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly reinvestment of dividends over a specified period of time.
LIMITED MATURITY GOVERNMENT FUND:
o MERRILL LYNCH 1-3 YEAR TREASURY INDEX is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years.
  The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.
o MERRILL LYNCH CORPORATE AND GOVERNMENT INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt with maturities between 1 and 4.99 years. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).
o MERRILL LYNCH 1-10 YEAR GOVERNMENT INDEX is an unmanaged index comprised of U.S. government securities with maturities between 1 and 10 years. Index returns are calculated as total returns for periods of one, six and twelve months, as well as year-to-date. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.
o LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government. Only notes and bonds with minimum outstanding principal of $1 million and minimum maturity of one year and maximum maturity of ten years are included.
o MERRILL LYNCH 2-YEAR TREASURY CURVE INDEX is comprised of the most recently issued 2-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.


o 2-YEAR TREASURY NOTE-Source: Wall Street Journal, Bloomberg Financial Markets, and Telerate.
Investors may use such a reporting service or indices in addition to the Fund's prospectus to obtain a more complete view of the Fund's performance before investing.
FIXED INCOME FUND:
O LEHMAN BROTHERS GOVERNMENT/CORPORATE TOTAL INDEX is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of maturity of nine years. It calculates total return for one month, three month, twelve month, and ten year periods, and year-to-date.
o MERRILL LYNCH GOVERNMENT/CORPORATE INDEX is comprised of approximately 4,800 issues which include publicly placed, nonconvertible coupon-bearing domestic debt carrying a term to maturity of at least one year, with par amounts outstanding at no less than $10 million at the start and close of the performance measurement period, and which must be rated by S&P or Moody's as investment grade issues (i.e., BBB/Baa or better).
o MERRILL LYNCH 1-10 YEAR GOVERNMENT INDEX is an unmanaged index comprised of U.S. Government securities with maturities between 1 and 10 years. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.
o LEHMAN BROTHERS GOVERNMENT (LT) INDEX, for example, is an index composed of bonds issued by the U.S. government or its agencies which have at least $1 million outstanding in principal and which have maturities of ten years or longer. Index figures are total return figures calculated monthly.


BALANCED FUND:
o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's Index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.
o LEHMAN BROTHERS GOVERNMENT/CORPORATE TOTAL INDEX is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, nonconvertible domestic bonds of companies in industry, public utilities, and finance. Tracked by Lehman Brothers, the index has an average maturity of nine years. It calculates total return for one-month, three-month, twelve-month, and ten-year periods, and year-to-date.
o S&P 500/LEHMAN BROTHERS GOVERNMENT/CORPORATE (WEIGHTED INDEX) AND THE S&P 500/LEHMAN GOVERNMENT (WEIGHTED INDEX) combine the components of a stock-oriented index and a bond-oriented index to obtain results which can be compared to the performance of a managed fund. The indices' total returns will be assigned various weights depending upon the Fund's current asset allocation.
o MERRILL LYNCH 1-10 YEAR GOVERNMENT INDEX is an unmanaged index comprised of U.S. government securities with maturities between 1 and 10 years. Index returns are calculated as total returns for periods of one, six and twelve months, as well as year-to-date. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.



 VALUE FUND:

o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's Index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.

o S&P/BARRA VALUE INDEX is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with lower price-to-book ratios. The index is maintained by Standard & Poor's in conjunction with Barra, an investment techology firm.
GROWTH FUND:

o LIPPER GROWTH AND INCOME FUND AVERAGE is an average of the total returns for 251 growth and income funds tracked by Lipper Analytical Services, inc., an independent mutual fund rating service.
o LIPPER GROWTH AND INCOME FUND INDEX is an average of the net asset-valuated total returns for the top 30 growth and income funds tracked by Lipper Analytical Services, Inc., an independent mutual fund rating service.
o DOW JONES INDUSTRIAL AVERAGE ("DJIA") is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.


o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, compares total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.
O S&P/BARRA GROWTH INDEX is a sub-index of the S&P 500 composite index of common stocks. The index represents approximately fifty percent of the S&P 500 market capitalization and is comprised of those companies with higher price-to-book ratio (one distinction associated with "growth stocks"). The index is maintained by Standard and Poor's in conjunction with BARRA, an investment technology firm.
Investors may also consult the fund evaluation consulting universes listed below. Consulting universes may be composed of pension, profit shares, commingled, endowment/foundation, and mutual funds.
o FIDUCIARY CONSULTING GRID UNIVERSE, for example, is composed of over 1,000 funds, representing 350 different investment managers, divided into subcategories based on asset mix. The funds are ranked quarterly based on performance and risk characteristics.
o SEI data base for equity funds includes approximately 900 funds, representing 361 money managers, divided into fund types based on investor groups and asset mix. The funds are ranked every three, six, and twelve months.
o MERCER MEIDINGLER, INC. complies a universe of approximately 600 equity funds, representing about 500 investment managers, and updates their rankings each calendar quarter as well as on a one, three, and five year basis.

o CALLAN ASSOCIATES, INC. maintains a detailed database of approximately 1900 equity mutual funds, representing about 500 investment managers, and divides them into style groups based on asset mix and fund objectives. The funds are ranked quarterly based in performance and risk characteristics.

Advertisements and other sales literature for a Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in a Fund based on quarterly reinvestment of dividends over a specified period of time. Advertisements may quote performance information which does not reflect the effect of a sales load.


APPENDIX

STANDARD AND POOR'S RATINGS GROUP CORPORATE BOND RATINGS
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
NR--Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.
PLUS (+) OR MINUS (-):--The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


MOODY'S INVESTORS SERVICE, INC., CORPORATE BOND RATINGS
AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
NR--Not rated by Moody's.
FITCH INVESTORS SERVICE, INC., LONG-TERM DEBT RATINGS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
NR--NR indicates that Fitch does not rate the specific issue.
STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS
A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. The issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.
A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.
MOODY'S INVESTORS SERVICES, INC., COMMERCIAL PAPER RATINGS
P-1--Issuers rated PRIME-1 (for related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.
P-2--Issuers rated PRIME-2 (for related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


FITCH INVESTORS SERVICE, INC., SHORT-TERM RATINGS
F-1+--(Exceptionally Strong Credit Quality). Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. F-1--(Very Strong Credit Quality). Issues assigned to this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. F-2--(Good Credit Quality). Issues carrying this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as the F-1+ and F-1 categories.
Cusip 335931606
Cusip 335931507
Cusip 335931705
Cusip 335931309
Cusip 335931101
Cusip 335931804
Cusip 335931887
007580 (1/96)


PART C. OTHER INFORMATION.
Item 24.  Financial Statements and Exhibits:
          (a)  Financial Statements:    (1-6) Incorporated by reference to
                                   Annual Report of Registrant dated November
                                   30, 1995, filed January 25, 1996.(File Nos.
                                   33-44737 and 811-6511).
          (b)  Exhibits:
                (1)   (i)Conformed copy of Declaration of Trust of the
                         Registrant, including conformed copy of Amendment No. 1;(7)


                     (ii)Conformed copy of Amendment No. 2 to Declaration of
                         Trust (4);
                (2) Copy of By-Laws of the Registrant (1);
                (3) Not applicable;
                (4) Copy of Specimen Certificate for Shares of Beneficial
                    Interest of the Registrant (4);
                (5)   (i)Conformed copy of Investment Advisory Contract of the
                         Registrant, through and including conformed copies of Exhibits A, B, C, and D;(7)
                     (ii)Forms of Exhibits E and F to the Investment Advisory
                         Contract of the Registrant to add First Priority Equity Income Fund and First Priority Balanced Fund, respectively, to the Investment Advisory Contract;(7)
                (6)   (i)Conformed copy of Distributor's Contract of the
                         Registrant, including conformed copies of Exhibits A, B, and C;(7)
                     (ii)Form of Exhibit D to the Distributor's Contract to add
                         First Priority Equity Income Fund and First Priority Balanced Fund, respectively, to the Distributor's Contract;(7)
                (7) Not applicable;
                (8)   (i)Conformed copy of Custodian Contract of the Registrant
                         between First Priority Funds and State Street Bank and Trust Company (5);
                     (ii)Conformed copy of Custodian Contract of the Registrant between First Priority Funds and First Alabama Bank
                         (4);




    Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 23, 1991. (File Nos. 33-44737 and 811-6511)
    Response is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed February 21, 1992. (File Nos. 33-44737 and 811-6511) Response is incorporated by reference to Post-Effective Amendment No. 3 on Form N-1A filed October 8, 1993. (File Nos. 33-44737 and 811-6511) Response is incorporated by reference to Post-Effective Amendment No. 5 on Form N-1A filed January 24, 1994. (File Nos. 33-44737 and 811-6511).
    Response is incorporated by reference to Post-Effective Amendment No. 6 on Form N-1A filed June 29, 1994 (File Nos. 33-44737 and 811-6511).
    Response is incorporated by reference to Post-Effective Amendment No. 1 on Form N-1A Filed July 24, 1992 (File Nos. 33-44737 and 811-6511).
(7) Response is incorporated by reference to Post-Effective Amendment No.7 on Form N-1A filed October 7, 1994 (File Nos. 33-44737 and 811-6511).


                (9)   (i) Conformed copy of Fund Accounting and Shareholder
                          Recordkeeping Agreement (5);
                     (ii) Form of Shareholder Services Plan of the
                          Registrant;(7)
                    (iii) Copy of Shareholder Services Agreement of the
                          Registrant;(7)
                    (iv)  Conformed copy of Administration Services Agreement;+
               (10) Paper copy of Opinion and Consent of Counsel as to legality of shares being registered (2);
               (11) Not applicable;
               (12) Not applicable;
               (13) Paper copy of Initial Capital Understanding (2);


               (14) Not applicable;
               (15)   (i)Conformed copy of Distribution Plan of the Registrant,
                         through and including conformed copies of Exhibits A and B;(7)
                     (ii)Form of Exhibit C to the Distribution Plan of the
                         Registrant to add First Priority Equity Income Fund and First Priority Balanced Fund, respectively, to the Distribution Plan;(7)
                    (iii)Copy of Rule 12b-1 Agreement (1);
               (16)  (i) Paper copy of Schedules for Computation of Fund
                         Performance Data for First Priority Equity Fund, First Priority Treasury Money Market Fund, and First Priority Fixed Income Fund (6);
                    (ii) Copy of Schedule for Computation of Fund Performance
                         Data for First Priority Limited Maturity Government Fund (5);
               (17) Copy of Financial Data Schedules;+
               (18) Conformed copy of Multiple Class Plan; (9)
               (19) Conformed copy of Power of Attorney;(9)




    Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 23, 1991. (File Nos. 33-44737 and 811-6511)
    Response is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed February 21, 1992. (File Nos. 33-44737 and 811-6511)


    Response is incorporated by reference to Post-Effective Amendment No. 3 on Form N-1A filed October 8, 1993. (File Nos. 33-44737 and 811-6511) Response is incorporated by reference to Post-Effective Amendment No. 5 on Form N-1A filed January 24, 1994. (File Nos. 33-44737 and 811-6511)
    Response is incorporated by reference to Post-Effective Amendment No. 6 on Form N-1A filed June 29, 1994 (File Nos. 33-44737 and 811-6511).
(6) Response is incorporated by reference to Post-Effective Amendment No. 1 on Form N-1A Filed July 24, 1992 (File Nos. 33-44737 and 811-6511).
(7) Response is incorporated by reference to Post-Effective Amendment No.7 on Form N-1A filed October 7, 1994 (File Nos. 33-44737 and 811-6511).
(8) Response is incorporated by reference to Post-Effective Amendment No.8 on Form N-1A filed January 27, 1995 (File Nos. 33-44737 and 811-6511).
(9) Response is incorporated by reference to Post-Effective Amendment No. 9 filed June 29, 1995 (File Nos. 33-44737 and 811-6511).





Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None


Item 26.  Number of Holders of Securities:

                                        Number of Record Holders
          Title of Class                as of January 10, 1996


          Shares of Beneficial Interest
          (no par value)

          First Priority Equity Fund           686
          First Priority Fixed Income Fund     557
          First Priority Limited
            Maturity Government Fund            32
          First Priority Treasury Money Market Fund
               Trust Shares                      9
               Investment Shares               979
          First Priority Equity Income Fund     25
          First Priority Balanced Fund          19


Item 27.  Indemnification:  (1)


Item 28.  Business and Other Connections of Investment Adviser:

      (a)The Adviser is a wholly-owned subsidiary of Regions
       Financial Corp., a bank holding company organized during 1971 under the laws of the State of Delaware, and is a member of the Regions Bank organization. Operating out of more than 284 offices, Regions provides wide range of banking and fiduciary services to its customers. As December 31, 1995, Regions Financial Corp. was one of the 100 largest bank holding companies in the United States with total assets in excess of $13.7 billion.


      Regions is one of only nine banking companies in the nation to be named to Keefe, Bruyette & Woods, Inc.'s 1995 Bank Honor Roll, which recognizes companies that continually report annual increases in their earnings per share. Also, Thomson BankWatch has given Regions Financial Corporation its highest rating of "A", a distinction earned by less than 1% of U.S. financial institutions. In addition, Veribanc, Inc. has designated Regions' flagship bank, First Alabama Bank, as a Blue Ribbon Bank. The Blue Ribbon rating symbol symbolizes excellence in asset quality, capital strength, liquidity, and profitability, as well as other key financial thresholds.




(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 23, 1991. (File Nos. 33-44737 and 811-6511)



             As fiduciary, First Alabama managed over $2.5 billion in discretionary assets as of December 31, 1995. It manages seven common trust funds and collective investment funds having a market value in excess of $100 million as of December 31, 1995. First Alabama has been adviser to First Priority Funds since inception with a market value in excess of $610 million as of December 31, 1995.



                                                Other Substantial
                        Position with         Business, Profession,
        Name             the Adviser         Vocation or Employment

J. Stanley Mackin     Chairman of the Board
                      and Chief Executive
                      Officer

Richard D. Horsley    Vice Chairman of the
                      Board and Executive
                      Financial Officer

Sam P. Faucett        President/Western Region
                      President/Florida Region

Joe M. Hinds, Jr.     President/Northern Region
                      President/Tennessee Region

Wilbur B. Hufham      President/Southeastern
                      Region

William E. Jordan     President/Central Region

Carl E. Jones, Jr.    President/Southern Region

William E. Askew      Executive Vice President/
                      Retail Banking


Delmar F. Epton       Executive Vice President/
                      Operations Group

Robert P. Houston     Executive Vice President
                      and Comptroller

E.C. Stone            Executive Vice President
                      Corporate Banking

Richard E. Wambsganss Executive Vice President/
                      Trust Group

Will G. Fisher        Senior Vice President/
                      International Banking

Douglas W. Graham     Senior Vice President/
                      Personnel




                                                Other Substantial
                        Position with         Business, Profession,
        Name             the Adviser         Vocation or Employment
                                    -

J. Kenneth Alderman   Senior Trust Investment
                      Officer

Jackie D. Oliver      Senior Vice President/


                      Revolving Credit

Edward A. Solomon     Senior Vice President/
                      Operations

Loring C. Muir        Senior Vice President/
                      Compliance

Samuel E. Upchurch, Jr.  General Counsel

E. Eldridge, Jr.      Corporate Auditor

Sheila S. Blair       Director                Executive Director,  Greater
                                              Birmingham Foundation

James B. Boone, Jr.   Director               Chairman of the Board
                                             Boone Newspapers, Inc.

Albert P. Brewer      Director               Professor of Law &
                                             Government
                                             Samford University

James S.M. French     Director               Chairman and President
                                             Dunn Investment Company


Richard D. Horsley    Director               Vice Chairman of the Board and
                                             Executive Financial Officer
                                             Regions Financial Corp.



Catesby AP C. Jones   Director               Proprietor
                                             Mabry Securities Company

Olin B. King          Director               Chairman of the Board  and Chief
                                             Executive Officer
                                             SCI Systems, Inc.



                                                Other Substantial
                        Position with         Business, Profession,
         Name            the Adviser         Vocation or Employment
                                    -

William R. Boles      Director               Attorney,
                                             Boles, Boles,& Ryan

H. Manning McPhillips, Jr.                   Director  Chairman and Chief
                                             Executive Officer
                                             McPhillips Manufacturing
                                             Company, Inc.

J. Stanley Mackin     Director               Chairman of the Board and Chief
                                             Executive Officer
                                             Regions Financial Corp.

Henry E. Simpson      Director               Attorney
                                             Lange, Simpson, Robinson &
                                             Somerville

Robert E. Steiner, IIIDirector               Attorney


                                             Steiner, Crum & Baker

Lee J. Styslinger, Jr.Director               Chairman
                                             ALTEC Industries, Inc.


Item 29.  Principal Underwriters:

       (a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; The Biltmore Funds; The Biltmore Municipal Funds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series, Inc.; Cash Trust Series II; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund:
             1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; Federated U.S. Government Securities Fund: 5-10 Years;First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal


             Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Insurance Management Series; Intermediate Municipal Trust; International Series Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; The Monitor Funds; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; Vision Group of Funds, Inc.; and World Investment Series, Inc.

             Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.
          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant



Richard B. Fisher     Director, Chairman, Chief    Executive Vice President
                      Executive Officer            Federated Investors Tower
                      Chief, Operating Officer,    Pittsburgh, PA 15222-3779
                      Asst. Secretary, and Asst.
                      Treasurer, Federated
                      Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,   President
Pittsburgh, PA 15222-3779 Securities Corp.

John W. McGonigle         Director, Federated     Executive Vice
Federated Investors Tower Securities Corp.        President and
Pittsburgh, PA 15222-3779                         Secretary

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.


Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Michael D. Fitzgerald     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Scott A. Hutton           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William E. Kugler         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John C. Shelar, Jr.       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue         Asstistant Secretary,        --
Federated Investors Tower Assistant Treasurer,
Pittsburgh, PA 15222-3779 Federated Securities Corp.

Joseph M. Huber           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



David M. Taylor           Assistant Secretary,     Treasurer
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779





(c)  Not applicable.


Item 30.  Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

First Priority Funds               Federated Investors Tower
("Registrant")                     Pittsburgh, PA  15222-3779

Federated Services Company         Federated Investors Tower
("Transfer Agent and Dividend      Pittsburgh, PA  15222-3779
Disbursing Agent)

Federated Administrative Services  Federated Investors Tower
("Administrator")                  Pittsburgh, PA  15222-3779

First Alabama Bank


Mutual Funds Group                 P.O. Box 10247
("Advisor and Custodian")          Birmingham, Alabama 35202


Item 31.  Management Services:  Not applicable.


Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.



                                   SIGNATURES
   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FIRST PRIORITY FUNDS, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, all in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of January, 1996.
                              FIRST PRIORITY FUNDS



               BY: /s/ Jay S. Neuman
               Jay S. Neuman, Assistant Secretary
               Attorney in Fact for John F. Donahue
               January 26, 1996

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE

By:/s/Jay S. Neuman
   Jay S. Neuman            Attorney In Fact      January 26, 1996
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE

John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)

Edward C. Gonzales*         President, Treasurer and Trustee
                            (Principal Financial and
                            Accounting Officer)

Thomas G. Bigley*           Trustee

John T. Conroy, Jr.*        Trustee



William J. Copeland*        Trustee

James E. Dowd*              Trustee

Lawrence D. Ellis, M.D.*    Trustee

Edward L. Flaherty, Jr.*    Trustee

Peter E. Madden*            Trustee

Gregor F. Meyer*            Trustee

John E. Murray, Jr.*        Trustee

Wesley W. Posvar*           Trustee

Marjorie P. Smuts*          Trustee